UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2668

Oppenheimer AMT-Free Municipals

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OppenheimerFunds, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/31/2012

Item 1. Schedule of Investments.

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes–109.0%
Alabama–1.4%
$ 1,085,000	AL Space Science Exhibit Finance Authority	6.000%	10/01/2025	$995,205
20,000,000	Birmingham, AL Commercial Devel. Authority (Civic Center Improvements)[1]	5.500	04/01/2041	22,692,600
410,000	Birmingham, AL Private Educational Building Authority (Birmingham-Southern College)	6.125	12/01/2025	394,818
90,000	Birmingham, AL Special Care Facilities Financing Authority (Daughters of Charity)	5.000	11/01/2025	90,349
225,000	Cooperative District, AL Fort Deposit	6.000	02/01/2036	186,980
3,500,000	Cullman County, AL Health Care Authority (Cullman Regional Medical Center)[2]	6.750	02/01/2029	3,847,585
6,250,000	Cullman County, AL Health Care Authority (Cullman Regional Medical Center)[2]	7.000	02/01/2036	6,885,063
245,000	Greater Montgomery, AL Educational Building Authority (Huntingdon College)	5.100	05/01/2016	253,051
100,000	Jefferson County, AL Sewer	5.000	02/01/2018	76,367
150,000	Jefferson County, AL Sewer	5.000	02/01/2020	113,801
4,060,000	Jefferson County, AL Sewer	5.375	02/01/2027	3,062,133
35,000	Jefferson County, AL Sewer	5.625	02/01/2018	26,726
280,000	Jefferson County, AL Sewer	5.625	02/01/2022	211,033

				38,835,711
Alaska–0.0%
750,000	AK Industrial Devel. & Export Authority (Anchorage Sportsplex/Grace Community Church Obligated Group)[3]	6.150	08/01/2031	269,670
600,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)[3]	5.875	12/01/2027	192,030
90,000	AK Northern Tobacco Securitization Corp. (TASC)[2]	5.000	06/01/2032	80,088

				541,788
Arizona–3.2%
819,000	Buckeye, AZ Watson Road Community Facilities District	5.750	07/01/2022	813,537
200,000	Centerra, AZ Community Facilities District	5.150	07/15/2031	179,080
128,950	Central AZ Irrigation & Drain District, Series A	6.000	06/01/2013	129,327

1	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Arizona Continued
$ 305,000	Estrella Mountain Ranch, AZ Community Facilities District	5.450%	07/15/2021	$312,204
200,000	Estrella Mountain Ranch, AZ Community Facilities District	5.625	07/15/2025	203,566
450,000	Estrella Mountain Ranch, AZ Community Facilities District	5.800	07/15/2030	456,921
1,015,000	Estrella Mountain Ranch, AZ Community Facilities District	5.900	07/15/2022	1,068,430
330,000	Estrella Mountain Ranch, AZ Community Facilities District	6.125	07/15/2027	344,946
500,000	Estrella Mountain Ranch, AZ Community Facilities District	6.200	07/15/2032	518,900
467,000	Festival Ranch, AZ Community Facilities District	5.750	07/01/2032	444,276
595,000	Festival Ranch, AZ Community Facilities District[2]	5.800	07/15/2032	620,127
250,000	Gladden Farms, AZ Community Facilities District[2]	5.500	07/15/2031	257,095
800,000	Litchfield Park, AZ Community Facility District	6.375	07/15/2026	800,328
800,000	Maricopa County, AZ IDA (Christian Care Apartments)[2]	6.500	01/01/2036	807,176
2,000,000	Maricopa County, AZ IDA (Christian Care Mesa II)	6.625	01/01/2034	1,590,020
495,000	Maricopa County, AZ IDA (Immanuel Campus Care)[3]	8.500	04/20/2041	490,783
1,200,000	Maricopa County, AZ IDA (Sun King Apartments)[2]	6.750	11/01/2018	1,085,124
785,000	Maricopa County, AZ IDA (Sun King Apartments)[2]	6.750	05/01/2031	604,152
565,000	Maricopa County, AZ School District No. 24 (Gila Bend)	5.500	07/01/2022	592,380
200,000	Marley Park, AZ Community Facilities District	5.300	07/15/2031	184,580
427,000	Merrill Ranch, AZ Community Facilities District No. 1 Special Assessment Lien	5.300	07/01/2030	384,783
375,000	Palm Valley, AZ Community Facility District No. 3	5.300	07/15/2031	346,088
980,000	Palm Valley, AZ Community Facility District No. 3	5.800	07/15/2032	954,108
750,000	Phoenix, AZ IDA (Career Success Schools)[2]	7.000	01/01/2029	817,673
500,000	Phoenix, AZ IDA (Espiritu Community Devel. Corp.)	6.250	07/01/2036	503,560
1,000,000	Phoenix, AZ IDA (Great Hearts Academies)[2]	6.300	07/01/2042	1,083,570

2	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Arizona Continued
$ 8,500,000	Phoenix, AZ IDA (Rowan University)[2]	5.250%	06/01/2034	$9,485,575
1,325,000	Pima County, AZ IDA (Arizona Charter School)[2]	6.500	07/01/2023	1,326,921
1,280,000	Pima County, AZ IDA (Arizona Charter School)[2]	6.750	07/01/2031	1,281,638
365,000	Pima County, AZ IDA (CECS/TAT/EICS Obligated Group)[2]	6.300	07/01/2031	380,513
4,000,000	Pima County, AZ IDA (Center for Academic Success)[2]	5.500	07/01/2037	4,032,360
1,500,000	Pima County, AZ IDA (Christian Senior Living)[2]	5.050	01/01/2037	1,525,110
500,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)	6.250	06/01/2026	511,040
12,400,000	Pima County, AZ IDA (Metro Police Facility)[1]	5.375	07/01/2039	13,647,316
1,435,000	Pima County, AZ IDA (New Plan Learning/OG Ohio/250 Shoup Mill Obligated Group)[2]	8.125	07/01/2041	1,645,357
500,000	Pima County, AZ IDA (P.L.C. Charter Schools)	6.750	04/01/2036	500,185
170,000	Pima County, AZ IDA (Paradise Education Center)[2]	5.875	06/01/2033	170,711
250,000	Pima County, AZ IDA (Paradise Education Center)[2]	6.000	06/01/2036	255,140
2,845,000	Pima County, AZ IDA (Phoenix Advantage Charter School)	5.600	07/01/2023	2,396,998
500,000	Pima County, AZ IDA (Sonoran Science Academy)	5.670	12/01/2027	479,915
650,000	Pima County, AZ IDA (Sonoran Science Academy)	5.750	12/01/2037	604,416
250,000	Pima County, AZ IDA (Valley Academy)[2]	6.500	07/01/2038	266,635
500,000	Quail Creek, AZ Community Facilities District	5.550	07/15/2030	474,050
620,000	Quailwood Meadows, AZ Community Facilities District	6.000	07/15/2022	627,533
1,350,000	Quailwood Meadows, AZ Community Facilities District	6.125	07/15/2029	1,367,145
1,000,000	Rio Rico, AZ Fire District[2]	7.000	07/01/2030	1,144,860
10,000,000	Salt Verde, AZ Financial Corp.[2]	5.000	12/01/2032	11,567,800
8,400,000	Salt Verde, AZ Financial Corp.[2]	5.000	12/01/2037	9,735,096
460,000	Salt Verde, AZ Financial Corp.[2]	5.250	12/01/2028	543,495
100,000	Salt Verde, AZ Financial Corp.[2]	5.500	12/01/2029	121,378
51,000	Show Low Bluff, AZ Community Facilities District Special Assessment	5.200	07/01/2017	50,909

3	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Arizona Continued
$1,655,000	Tartesso West, AZ Community Facilities District	5.900%		07/15/2032	$1,611,622
3,000,000	Verrado, AZ Community Facilities District No. 1	5.350		07/15/2031	2,785,440
4,775,000	Verrado, AZ Community Facilities District No. 1	6.500		07/15/2027	4,797,920
1,775,000	Vistancia, AZ Community Facilities District[2]	6.750		07/15/2022	1,780,183
500,000	Westpark, AZ Community Facilities District	5.250		07/15/2031	458,660

					91,168,655
Arkansas–0.1%
300,000	Arkadelphia, AR Public Education Facilities Board (Ouachita Baptist University)	5.375		03/01/2038	316,032
2,480,000	Cave Springs, AR Municipal Property (Creeks Special Sewer District)[3]	6.250		02/01/2038	1,416,055

					1,732,087
California–17.9%
675,000	Adelanto, CA Public Utility Authority	6.750		07/01/2039	744,026
830,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)	6.000		09/01/2029	858,270
1,615,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)	6.250		09/01/2040	1,669,054
1,400,000	Antelope Valley, CA Healthcare District[2]	5.250		09/01/2017	1,429,568
20,000	Beaumont, CA Financing Authority, Series B	5.875		09/01/2023	20,653
2,340,000	Bonita Canyon, CA Public Facilities Financing Authority	5.000		09/01/2025	2,417,828
1,000,000	Bonita Canyon, CA Public Facilities Financing Authority	5.000		09/01/2026	1,033,020
2,000,000	Bonita Canyon, CA Public Facilities Financing Authority	5.000		09/01/2028	2,065,360
7,000,000	CA County Tobacco Securitization Agency	6.500	[4]	06/01/2046	258,300
6,000,000	CA County Tobacco Securitization Agency	6.650	[4]	06/01/2046	198,600
129,820,000	CA County Tobacco Securitization Agency	6.700	[4]	06/01/2050	2,763,868
7,275,000	CA County Tobacco Securitization Agency	7.234	[4]	06/01/2033	775,079
38,650,000	CA County Tobacco Securitization Agency	7.550	[4]	06/01/2055	342,826
8,000,000	CA County Tobacco Securitization Agency	7.750	[4]	06/01/2046	486,240

4	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$2,315,000	CA County Tobacco Securitization Agency (TASC)[2]	5.125%		06/01/2038	$2,027,107
100,000	CA County Tobacco Securitization Agency (TASC)[2]	5.450		06/01/2028	96,535
10,200,000	CA County Tobacco Securitization Agency (TASC)[2]	5.600		06/01/2036	9,578,106
160,000	CA County Tobacco Securitization Agency (TASC)[2]	5.700		06/01/2046	147,902
5,000,000	CA County Tobacco Securitization Agency (TASC)[2]	5.875		06/01/2043	4,999,700
21,000,000	CA County Tobacco Securitization Agency (TASC)[2]	6.000		06/01/2042	20,998,110
93,000,000	CA County Tobacco Securitization Agency (TASC)	6.650	[4]	06/01/2046	3,512,610
3,375,000	CA Enterprise Devel. Authority (Sunpower Corp.)	8.500		04/01/2031	3,921,109
2,500,000	CA GO2	5.000		09/01/2032	2,846,875
7,700,000	CA GO2	5.000		02/01/2038	8,576,568
5,000,000	CA GO2	6.000		04/01/2038	6,016,650
4,335,000	CA Golden State Tobacco Securitization Corp.[2]	5.000		06/01/2036	3,633,424
69,700,000	CA Golden State Tobacco Securitization Corp. (TASC)[2]	0.000	[5]	06/01/2037	59,346,065
9,135,000	CA Golden State Tobacco Securitization Corp. (TASC)[2]	4.500		06/01/2027	8,175,734
110,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	6.000	[4]	06/01/2047	1,458,600
20,000,000	CA Health Facilities Financing Authority (SJHS/SJHCN/SJHE/SJHO Obligated Group)[1]	5.750		07/01/2039	23,136,400
25,000	CA HFA (Home Mtg.)[2]	5.450		08/01/2033	25,651
590,000	CA Independent Cities Lease Finance Authority (Morgan Hill-Hacienda Valley)	5.950		11/15/2039	600,496
15,000,000	CA M-S-R Energy Authority	7.000		11/01/2034	21,850,800
250,000	CA Municipal Finance Authority (Harbor Regional Center)[2]	8.500		11/01/2039	302,298
1,600,000	CA Public Works[2]	5.000		04/01/2037	1,739,520
8,695,000	CA Public Works[2]	6.625		11/01/2034	10,693,372
2,500,000	CA Public Works (Judicial Council)[2]	5.000		12/01/2031	2,788,525
15,000,000	CA Public Works (Regents University)[1]	5.000		12/01/2031	17,610,450
2,500,000	CA Public Works (Various Community Colleges)[2]	5.750		10/01/2030	2,977,225

5	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$14,000,000	CA Silicon Valley Tobacco Securitization Authority	8.840%[4]		06/01/2047	$864,360
7,000,000	CA Silicon Valley Tobacco Securitization Authority	9.800	[4]	06/01/2036	1,108,240
2,000,000	CA Statewide CDA (Aspire Public Schools)[2]	6.000		07/01/2040	2,062,060
10,000,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[2]	6.000		05/01/2043	9,999,100
10,000,000	California State University[2]	5.000		11/01/2030	11,892,900
1,555,000	Chino, CA Community Facilities District Special Tax No. 2005-1	5.000		09/01/2027	1,558,203
4,840,000	Chino, CA Community Facilities District Special Tax No. 2005-1	5.000		09/01/2036	4,588,030
2,000,000	Chino, CA Public Financing Authority	5.000		09/01/2030	2,089,960
3,200,000	Chino, CA Public Financing Authority	5.000		09/01/2034	3,289,920
625,000	Chino, CA Public Financing Authority	5.000		09/01/2038	636,631
3,520,000	Chula Vista, CA COP (Civic Center)[2]	5.000		03/01/2034	3,593,603
2,000,000	Corona-Norco, CA Unified School District Public Financing Authority Special Tax	5.000		09/01/2036	1,994,340
560,000	Coyote Canyon, CA Public Facilities Community Facilities District No. 2004-1	6.625		09/01/2039	610,725
1,000,000	Davis, CA Special Tax Community Facilities District No. 2007-2	5.200		09/01/2027	970,750
2,000,000	Davis, CA Special Tax Community Facilities District No. 2007-2	5.250		09/01/2037	1,826,640
20,000,000	East Bay, CA Municipal Utility District (Water System)[1]	5.000		06/01/2036	23,366,400
5,800,000	El Monte, CA COP (Dept. of Public Social Services Facility)[2]	4.750		06/01/2030	5,894,308
950,000	Elk Grove, CA Special Tax Community Facilities District No. 2005-1X	5.250		09/01/2037	766,793
420,000	Hemet, CA Unified School District	5.050		09/01/2026	422,768
250,000	Hemet, CA Unified School District	5.125		09/01/2036	250,803
500,000	Hemet, CA Unified School District Community Facilities District No. 2005-3	5.750		09/01/2039	499,955
120,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	6.750	[4]	06/01/2047	4,302,000

6	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$360,655,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	7.000%[4]		06/01/2057	$3,177,371
345,750,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	8.001	[4]	06/01/2057	3,046,058
1,000,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 4	5.700		09/01/2034	1,017,930
175,000	Jurupa, CA Public Financing Authority	6.000		09/01/2028	181,045
155,000	Jurupa, CA Public Financing Authority	6.000		09/01/2029	160,332
135,000	Jurupa, CA Public Financing Authority	6.000		09/01/2030	139,617
150,000	Jurupa, CA Public Financing Authority	6.000		09/01/2031	155,105
205,000	Jurupa, CA Public Financing Authority	6.000		09/01/2032	211,933
25,000	Lake Elsinore, CA Public Financing Authority	6.375		10/01/2033	25,776
1,270,000	Lake Elsinore, CA Special Tax	5.150		09/01/2025	1,324,470
1,245,000	Lake Elsinore, CA Special Tax	5.250		09/01/2030	1,288,899
2,450,000	Lake Elsinore, CA Special Tax	5.250		09/01/2035	2,510,687
200,000	Lake Elsinore, CA Special Tax	5.350		09/01/2036	205,172
650,000	Lake Elsinore, CA Unified School District Community Facilities District No. 04-3	5.250		09/01/2029	654,011
415,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[5]	09/01/2025	367,719
375,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[5]	09/01/2026	332,198
885,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[5]	09/01/2027	784,907
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[5]	09/01/2028	884,130
500,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[5]	09/01/2029	444,865
500,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[5]	09/01/2030	443,855
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[5]	09/01/2032	882,420
1,000,000	Lancaster, CA Financing Authority (School District)[2]	5.000		02/01/2026	722,600
3,950,000	Loma Linda, CA Redevel. Agency Tax Allocation[2]	5.250		07/01/2030	4,077,032
1,250,000	Los Alamitos, CA Unified School District COP	0.000	[5]	08/01/2042	756,325

7	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
California Continued
$680,000	Los Angeles, CA Community Facilities District Special Tax (Legends at Cascades)	5.750%	09/01/2040	$702,120
2,150,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)	7.125	12/01/2024	2,070,644
2,000,000	Los Angeles, CA Unified School District[2]	5.200	07/01/2029	2,382,800
1,250,000	Lynwood, CA Redevel. Agency Tax Allocation[2]	7.000	09/01/2031	1,487,663
2,930,000	Marysville, CA (Fremont-Rideout Health)[2]	5.000	01/01/2029	3,175,798
365,000	Menifee, CA Union School District Special Tax Community Facilities District No. 2006-3	5.000	09/01/2037	351,411
2,500,000	Modesto, CA Special Tax Community Facilities District No. 4	5.150	09/01/2036	2,511,025
5,000,000	Moreno Valley, CA Community Redevel. Agency[2]	5.000	08/01/2032	5,125,900
4,010,000	Moreno Valley, CA Unified School District Community Facilities District No. 2005-5	5.500	09/01/2041	4,136,195
630,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax	5.000	09/01/2037	620,267
660,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-3	5.000	09/01/2027	656,535
1,250,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-3	5.000	09/01/2037	1,162,613
20,000,000	Northern CA Tobacco Securitization Authority (TASC)[2]	5.500	06/01/2045	16,881,000
1,000,000	Novato, CA Redevel. Agency (Hamilton Field Redevel.)[2]	6.750	09/01/2040	1,164,020
5,000,000	Oakland, CA GO2	5.000	01/15/2031	5,658,250
3,250,000	Oakland, CA GO2	6.000	01/15/2034	3,759,308
955,000	Orange, CA Community Facilities District Special Tax (Del Rio Public Improvements)	5.750	10/01/2030	988,568
735,000	Palm Desert, CA Financing Authority[2]	5.000	04/01/2027	736,691
7,000,000	Palomar Pomerado, CA Health Care District COP[2]	6.625	11/01/2029	8,009,820
1,000,000	Palomar Pomerado, CA Health Care District COP[2]	6.750	11/01/2039	1,131,590

8	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
California Continued
$365,000	Perris, CA Community Facilities District Special Tax	5.300%	09/01/2035	$370,939
555,000	Perris, CA Community Facilities District Special Tax No. 2001	5.000	09/01/2026	558,924
1,545,000	Perris, CA Community Facilities District Special Tax No. 2001	5.000	09/01/2037	1,521,130
645,000	Perris, CA Community Facilities District Special Tax No. 2005-1	5.000	09/01/2037	616,691
1,260,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.350	09/01/2036	1,237,925
1,790,000	Riverside County, CA Asset Leasing Corp. (County Administration Center)[2]	5.000	11/01/2026	2,033,028
1,000,000	Romoland, CA School District Special Tax Community Facilities District	5.400	09/01/2036	1,015,440
1,000,000	Roseville, CA Natural Gas Finance Authority	5.000	02/15/2025	1,134,490
345,000	San Bernardino, CA Special Tax Community Facilities District No. 2006-1 (Lytle Creek)	5.625	09/01/2035	356,171
350,000	San Bernardino, CA Special Tax Community Facilities District No. 2006-1 (Lytle Creek)	5.750	09/01/2040	361,267
2,510,000	San Diego, CA Public Facilities Financing Authority[2]	5.000	04/15/2030	2,779,925
2,635,000	San Diego, CA Public Facilities Financing Authority[2]	5.000	04/15/2031	2,907,275
10,720,000	San Francisco, CA City & County COP[2]	5.000	10/01/2033	11,960,518
250,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[2]	6.750	08/01/2041	296,823
400,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[2]	7.000	08/01/2041	460,800
5,000,000	San Gorgonio, CA Memorial Health Care District[2]	5.625	08/01/2038	5,280,900
1,620,000	San Gorgonio, CA Memorial Health Care District[2]	7.000	08/01/2027	1,935,608
2,050,000	San Jose, CA Airport[2]	5.000	03/01/2033	2,167,055
1,050,000	San Jose, CA Finance Authority (Convention Center)[2]	5.500	05/01/2031	1,220,426
2,210,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[2]	5.750	06/01/2026	2,476,283
7,000,000	Santa Rosa, CA Rancheria Tachi Yokut Tribe Enterprise	6.625	03/01/2018	7,474,460

9	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$52,555,000	Silicon Valley CA Tobacco Securitization Authority	9.140%[4]		06/01/2047	$3,244,746
22,445,000	Southern CA Tobacco Securitization Authority[2]	5.125		06/01/2046	18,537,774
13,675,000	Southern CA Tobacco Securitization Authority	6.400	[4]	06/01/2046	365,670
47,250,000	Southern CA Tobacco Securitization Authority	7.100	[4]	06/01/2046	1,167,075
11,930,000	Southern CA Tobacco Securitization Authority (TASC)[2]	5.000		06/01/2037	10,215,182
235,000	Temecula Valley, CA Unified School District Community Facilities District No. 2004	5.000		09/01/2037	237,021
2,000,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)	5.450		09/01/2026	1,473,300
1,000,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)	5.500		09/01/2036	685,830
10,500,000	University of California (Regents Medical Center)[1]	5.000		05/15/2037	11,616,675
575,000	Upland, CA Community Facilities District Special Tax)[2]	5.000		09/01/2034	595,758
3,000,000	Val Verde, CA Unified School District[2]	5.500		08/01/2030	3,387,330
900,000	Vernon, CA Electric System[2]	5.125		08/01/2033	979,506
5,000,000	Vernon, CA Electric System[2]	5.500		08/01/2041	5,515,300
100,000	Victor Valley, CA Union High School District	5.050		09/01/2025	99,713
1,160,000	Victor Valley, CA Union High School District	5.100		09/01/2035	1,052,410
2,025,000	Westside, CA Union School District Community Facilities District Special Tax No. 2005-2	5.000		09/01/2036	2,019,269

					510,576,325
Colorado–1.7%
1,235,000	Arkansas River, CO Power Authority[2]	6.000		10/01/2040	1,311,471
750,000	Arkansas River, CO Power Authority[2]	6.125		10/01/2040	810,420
35,000	CO Andonea Metropolitan District No. 2	6.125		12/01/2025	31,222
1,000,000	CO Andonea Metropolitan District No. 3	6.250		12/01/2035	835,360
2,800,000	CO Arista Metropolitan District	6.750		12/01/2035	2,110,696
4,225,000	CO Broomfield Village Metropolitan District No. 2	6.250		12/01/2032	3,972,176
925,000	CO Central Marksheffel Metropolitan District	7.250		12/01/2029	936,091
500,000	CO Copperleaf Metropolitan District No. 2	5.850		12/01/2026	396,440

10	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Colorado Continued
$625,000	CO Copperleaf Metropolitan District No. 2	5.950%		12/01/2036	$452,794
294,000	CO Crystal Crossing Metropolitan District[6]	6.000		12/01/2036	197,586
125,000	CO E-470 Public Highway Authority	6.814	[4]	09/01/2025	67,878
495,000	CO Educational and Cultural Facilities Authority (Carbon Valley Academy Charter School)	5.625		12/01/2036	368,132
1,500,000	CO Educational and Cultural Facilities Authority (Free Horizon Charter School)[2]	6.125		06/15/2040	1,713,375
4,430,000	CO Educational and Cultural Facilities Authority (Rocky Mountain Academy of Evergreen)[2]	6.450		11/01/2040	5,056,092
500,000	CO Elbert and Highway 86 Metropolitan District	5.750		12/01/2036	369,695
1,000,000	CO Elkhorn Ranch Metropolitan District	6.375		12/01/2035	921,390
500,000	CO Fallbrook Metropolitan District	5.625		12/01/2026	448,930
750,000	CO Fossil Ridge Metropolitan District No. 1	7.250		12/01/2040	798,930
10,000	CO Health Facilities Authority (Denver Options)	5.375		02/01/2022	10,001
30,000	CO Health Facilities Authority (Denver Options)	5.625		02/01/2032	29,581
500,000	CO Heritage Todd Creek Metropolitan District	5.500		12/01/2037	401,935
500,000	CO High Plains Metropolitan District	6.250		12/01/2035	440,775
233,000	CO Horse Creek Metropolitan District	5.750		12/01/2036	194,602
485,000	CO Huntington Trails Metropolitan District	6.250		12/01/2036	501,155
439,000	CO International Center Metropolitan District No. 3	6.500		12/01/2035	377,474
500,000	CO Liberty Ranch Metropolitan District[6]	6.250		12/01/2036	439,810
625,000	CO Madre Metropolitan District No. 2	5.500		12/01/2036	471,319
2,770,000	CO Murphy Creek Metropolitan District No. 3[6]	6.000		12/01/2026	1,378,241
2,850,000	CO Murphy Creek Metropolitan District No. 3[6]	6.125		12/01/2035	1,403,312
2,330,000	CO North Pines Metropolitan District	6.750		12/01/2036	2,317,465
1,945,000	CO North Range Metropolitan District No. 1	5.000		12/15/2024	1,901,685

11	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Colorado Continued
$1,250,000	CO North Range Metropolitan District No. 2	5.500%		12/15/2018	$1,278,425
500,000	CO North Range Metropolitan District No. 2	5.500		12/15/2037	491,940
1,000,000	CO Northwest Metropolitan District No. 3	6.125		12/01/2025	1,001,180
1,875,000	CO Northwest Metropolitan District No. 3	6.250		12/01/2035	1,859,044
750,000	CO Potomac Farms Metropolitan District	7.250		12/01/2037	633,045
125,000	CO Potomac Farms Metropolitan District	7.625		12/01/2023	118,949
450,000	CO Prairie Center Metropolitan District No. 3	5.250		12/15/2021	456,125
800,000	CO Prairie Center Metropolitan District No. 3	5.400		12/15/2031	800,824
736,000	CO Regency Metropolitan District	5.750		12/01/2036	624,319
5,000	CO Ridges Metropolitan District Mesa County	6.100		10/15/2013	5,017
1,000,000	CO Serenity Ridge Metropolitan District No. 2[6]	7.500		12/01/2034	483,410
373,000	CO Silver Peaks Metropolitan District	5.750		12/01/2036	281,406
1,000,000	CO Sorrell Ranch Metropolitan District[6]	6.750		12/15/2036	1,006,800
540,000	CO Tallyns Reach Metropolitan District No. 3	5.100		12/01/2026	553,360
500,000	CO Traditions Metropolitan District No. 2	5.750		12/01/2036	486,015
1,092,000	CO Wheatlands Metropolitan District	6.000		12/01/2025	1,026,010
500,000	CO Wheatlands Metropolitan District	6.125		12/01/2035	441,425
175,000	Fairplay, CO Sanitation District	5.250		12/15/2031	175,632
265,000	Harvest Junction, CO Metropolitan District	5.000		12/01/2030	271,850
135,000	Harvest Junction, CO Metropolitan District	5.200		12/01/2032	139,108
260,000	Harvest Junction, CO Metropolitan District	5.375		12/01/2037	268,156
180,000	Jefferson County, CO (Section 14 Metropolitan District)	5.000		12/01/2018	197,141
2,050,000	Loveland, CO Special Assessment	5.625		07/01/2029	1,782,291
25,000	Public Authority for CO (Natural Gas Energy)	6.250		11/15/2028	31,180
500,000	Tabernash Meadows, CO Water & Sanitation District	7.125		12/01/2034	588,340
3,824,161	Woodmen Heights, CO Metropolitan District No. 1	0.000	[5]	12/15/2041	1,506,528
1,067,237	Woodmen Heights, CO Metropolitan District No. 1	6.000		12/01/2041	1,013,832

					48,187,385

12	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Connecticut–0.2%
$5,000	CT H&EFA (DKH)[2]	5.375%		07/01/2016	$5,018
220,000	CT H&EFA (DKH/CHHC/HNE Obligated Group)[2]	5.375		07/01/2026	220,444
500,000	Georgetown, CT Special Taxing District[6]	5.125		10/01/2036	234,105
10,150,000	Mashantucket, CT Western Pequot Tribe, Series B6	5.750		09/01/2027	4,386,221

					4,845,788
Delaware–0.2%
3,789,000	Bridgeville, DE Special Obligation (Heritage Shores)	5.450		07/01/2035	3,096,484
1,000,000	Kent County, DE Student Hsg. (Delaware State University Student Hsg. Foundation)	5.000		07/01/2025	874,920
630,000	Kent County, DE Student Hsg. (Delaware State University Student Hsg. Foundation)	5.000		07/01/2030	531,518
2,308,000	Millsboro, DE Special Obligation (Plantation Lakes)	5.450		07/01/2036	1,802,109

					6,305,031
District of Columbia–0.7%
25,000	District of Columbia (James F. Oyster Elementary School)	6.450		11/01/2034	25,002
2,000,000	District of Columbia Center for Strategic & International Studies[2]	6.375		03/01/2031	2,171,200
2,100,000	District of Columbia Center for Strategic & International Studies[2]	6.625		03/01/2041	2,300,109
2,475,000	District of Columbia Tobacco Settlement Financing Corp.[2]	6.500		05/15/2033	2,937,503
3,325,000	District of Columbia Tobacco Settlement Financing Corp.[2]	6.750		05/15/2040	3,391,134
72,125,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.375	[4]	06/15/2046	2,576,305
400,000	District of Columbia University (Gallaudet University)[2]	5.500		04/01/2034	463,404
6,500,000	Metropolitan Washington D.C. Airport Authority (Dulles Toll Road)[2]	0.000	[5]	10/01/2041	6,438,640

					20,303,297

13	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Florida–12.8%
$100,000	Alachua County, FL Health Facilities Authority (Shands Teaching Hospital & Clinics/Shands at Lake Shore Obligated Group)[2]	6.750%	12/01/2030	$117,576
2,000,000	Amelia Concourse, FL Community Devel. District[3]	5.750	05/01/2038	801,140
1,120,000	Arlington Ridge, FL Community Devel. District[3]	5.500	05/01/2036	444,091
225,000	Atlantic Beach, FL Health Care Facilities (Fleet Landing)	6.000	10/01/2029	225,115
1,205,000	Avelar Creek, FL Community Devel. District	5.375	05/01/2036	1,163,705
435,000	Avignon Villages, FL Community Devel. District[3]	5.300	05/01/2014	108,820
250,000	Avignon Villages, FL Community Devel. District[3]	5.400	05/01/2037	62,563
65,000	Baker County, FL Hospital Authority	5.300	12/01/2023	64,910
1,640,000	Bay Laurel Center, FL Community Devel. District	5.450	05/01/2037	1,603,149
1,430,000	Baywinds, FL Community Devel. District	5.250	05/01/2037	769,168
50,000	Boynton Beach, FL Multifamily Hsg. (Clipper Cove Apartments)[2]	5.300	01/01/2023	50,003
1,895,000	Boynton Village, FL Community Devel. District Special Assessment[3]	6.000	05/01/2038	1,712,568
2,450,000	Brevard County, FL Industrial Devel. Revenue (Tuff Florida Tech)[2]	6.500	11/01/2029	2,724,376
11,000,000	Brevard County, FL Industrial Devel. Revenue (Tuff Florida Tech)[2]	6.750	11/01/2039	12,293,710
25,000	Broward County, FL Educational Facilities Authority (Nova Southeastern University)[2]	5.625	04/01/2034	25,477
1,255,000	Cascades, FL Groveland Community Devel. District	5.300	05/01/2036	1,000,988
3,400,000	Chapel Creek, FL Community Devel. District Special Assessment[3]	5.500	05/01/2038	1,430,142
1,675,000	Clearwater Cay, FL Community Devel. District[3]	5.500	05/01/2037	638,996
1,400,000	Copperstone, FL Community Devel. District	5.200	05/01/2038	1,165,724

14	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Florida Continued
$4,365,000	Creekside, FL Community Devel. District[3]	5.200%	05/01/2038	$1,835,788
875,000	Crosscreek, FL Community Devel. District[3]	5.500	05/01/2017	376,845
415,000	Crosscreek, FL Community Devel. District[3]	5.600	05/01/2039	178,815
5,530,000	Cypress Creek of Hillsborough County, FL Community Devel. District	5.350	05/01/2037	3,594,058
800,000	Dade County, FL IDA (Miami Cerebral Palsy Residence)	8.000	06/01/2022	800,176
10,000	Dania, FL Sales Tax	5.000	10/01/2025	10,011
25,000	Destin, FL Community Redevel. Agency (Town Center Area)	5.300	05/01/2027	23,833
1,700,000	Dupree Lakes, FL Community Devel. District	5.375	05/01/2037	1,585,131
740,000	Durbin Crossing, FL Community Devel. District Special Assessment[3]	5.250	11/01/2015	613,852
250,000	East Homestead FL Community Devel. District	7.250	05/01/2021	272,308
2,270,000	East Homestead, FL Community Devel. District	5.375	05/01/2036	1,777,773
1,290,000	East Homestead, FL Community Devel. District	5.450	05/01/2036	1,311,530
595,000	Escambia County, FL Health Facilities Authority	5.950	07/01/2020	622,525
2,345,000	Escambia County, FL Health Facilities Authority (Baptist Manor/Baptist Hospital Obligated Group)[2]	6.000	08/15/2036	2,673,746
10,000	Escambia County, FL Utilities Authority[2]	6.250	01/01/2015	10,572
2,550,000	FL Capital Trust Agency (American Opportunity)[6]	5.875	06/01/2038	1,453,398
5,665,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[3]	7.000	07/15/2032	2,548,627
1,875,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[3]	8.260	07/15/2038	843,544
750,000	FL Capital Trust Agency (Miami Community Charter School)	7.000	10/15/2040	799,305
7,500,000	FL Citizens Property Insurance Corp.[2]	5.000	06/01/2022	8,753,325
10,440,000	FL COP (Dept. of Management Services)[1]	5.250	08/01/2028	11,815,783
15,000	FL Correctional Private Commission (350 Bed Youthful) COP[2]	5.000	08/01/2017	15,125
220,000	FL Gateway Services Community Devel. District (Sun City Center)	6.500	05/01/2033	221,868

15	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Florida Continued
$1,250,000	FL HEFFA (Bethune-Cookman University)[2]	5.375%	07/01/2032	$1,405,000
650,000	FL HEFFA (Nova Educational Facilities)[2]	5.000	04/01/2032	704,015
1,100,000	FL Lake Ashton II Community Devel. District[6]	5.375	05/01/2036	852,357
500,000	FL Parker Road Community Devel. District[3]	5.350	05/01/2015	243,060
465,000	FL Parker Road Community Devel. District[6]	5.600	05/01/2038	226,502
950,000	FL Principal One Community Devel. District	5.650	05/01/2035	966,559
3,920,000	Flora Ridge, FL Educational Facilities Benefit District	5.300	05/01/2037	3,514,711
1,370,000	Fontainbleau Lakes, FL Community Devel. District	6.000	05/01/2015	1,356,588
890,000	Fontainbleau Lakes, FL Community Devel. District	6.000	05/01/2038	891,041
396,868	Forest Creek, FL Community Devel. District[6,7]	5.450	05/01/2036	265,667
150,000	Forest Creek, FL Community Devel. District	5.450	05/01/2036	151,392
1,010,000	Greater Lakes/Sawgrass Bay, FL Community Devel. District	5.500	05/01/2038	436,007
16,000,000	Greater Orlando, FL Aviation Authority[1]	5.000	10/01/2032	17,828,000
1,170,000	Harrison Ranch, FL Community Devel. District	5.300	05/01/2038	1,163,518
195,000	Heritage Isles, FL Community Devel. District[3]	7.100	10/01/2023	36,436
1,215,000	Heritage Plantation, FL Community Devel. District[6]	5.400	05/01/2037	487,519
10,000	Hialeah, FL Hsg. Authority[2]	5.800	06/20/2033	10,119
310,000	Highland Meadows, FL Community Devel. District Special Assessment, Series A3	5.500	05/01/2036	126,554
3,820,000	Highlands, FL Community Devel. District[3]	5.550	05/01/2036	2,400,870
245,000	Highlands, FL Community Devel. District	7.090	05/01/2020	122,743
745,000	Hillsborough County, FL IDA (Senior Care Group)	6.750	07/01/2029	745,648
25,000	Hillsborough County, FL IDA (Tampa General Hospital)[2]	5.400	10/01/2028	25,435
855,000	Indigo, FL Community Devel. District[3]	5.750	05/01/2036	439,479

16	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Florida Continued
$35,000	Jacksonville, FL Health Facilities Authority (Daughters of Charity Health Services of Austin)[2]	5.250%		08/15/2027	$35,145
10,000,000	Jacksonville, FL Sales Tax (Better Jacksonville)[2]	5.000		10/01/2030	11,588,000
1,255,000	Lakeland, FL Educational Facilities (Florida Southern College)[2]	5.000		09/01/2029	1,373,773
1,000,000	Lakeland, FL Educational Facilities (Florida Southern College)[2]	5.000		09/01/2037	1,073,430
2,000,000	Lakeland, FL Educational Facilities (Florida Southern College)[2]	5.000		09/01/2042	2,138,500
250,000	Lakeside Landings, FL Devel. District[3]	5.500		05/01/2038	102,758
4,725,000	Lakewood Ranch, FL Stewardship District	5.500		05/01/2036	3,798,428
3,625,000	Lakewood Ranch, FL Stewardship District (Country Club East Investors)	5.400		05/01/2037	3,195,039
500,000	Legends Bay, FL Community Devel. District	5.500		05/01/2014	442,315
500,000	Legends Bay, FL Community Devel. District	5.875		05/01/2038	360,355
1,930,000	Lucaya, FL Community Devel. District	5.375		05/01/2035	1,766,568
530,000	Madison County, FL Mtg. (Twin Oaks)	6.000		07/01/2025	520,147
1,775,000	Magnolia Creek, FL Community Devel. District[3]	5.900		05/01/2039	711,083
1,425,000	Magnolia West, FL Community Devel. District Special Assessment[3]	5.350		05/01/2037	786,116
3,000,000	Martin County, FL Health Facilities Authority (Martin Memorial Medical Center)[8]	5.000		11/15/2028	3,278,430
8,620,000	Meadow Pines, FL Community Devel. District Special Assessment	6.250		05/01/2034	8,382,002
50,000	Miami, FL Health Facilities Authority (Catholic Health East)[2]	5.250		11/15/2028	50,892
1,000,000	Miami-Dade County, FL Aviation (Miami International Airport)[2]	5.500		10/01/2029	1,170,750
20,000,000	Miami-Dade County, FL Special Obligation, Series B	5.650	[4]	10/01/2030	7,449,200

17	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Florida Continued
$435,000	Miromar Lakes, FL Community Devel. District	4.875%	05/01/2022	$431,577
795,000	Miromar Lakes, FL Community Devel. District	5.375	05/01/2032	797,639
6,890,000	Miromar Lakes, FL Community Devel. District	6.875	05/01/2035	6,758,746
3,655,000	Monterey/Congress, FL Community Devel. District Special Assessment	5.375	05/01/2036	3,313,769
9,030,000	Moody River, FL Estates Community Devel. District	5.350	05/01/2036	6,302,308
10,300,000	Myrtle Creek, FL Improvement District Special Assessment	5.200	05/01/2037	9,421,719
580,000	Naturewalk, FL Community Devel. District[6]	5.300	05/01/2016	290,864
485,000	Naturewalk, FL Community Devel. District[3]	5.500	05/01/2038	243,358
450,000	Oak Creek, FL Community Devel. District Special Assessment	5.800	05/01/2035	429,890
7,195,000	Oakland, FL Charter School	6.950	12/01/2032	7,267,598
1,345,000	Oakmont Grove, FL Community Devel. District Special Assessment[3]	5.250	05/01/2012	13
500,000	Oakmont Grove, FL Community Devel. District Special Assessment[3]	5.400	05/01/2038	5
300,000	Orange County, FL Health Facilities Authority (GF Orlando/CFGH Obligated Group)	8.875	07/01/2021	303,654
750,000	Orange County, FL Health Facilities Authority (GF Orlando/CFGH Obligated Group)	9.000	07/01/2031	759,053
250,000	Orange County, FL Health Facilities Authority (Orlando Lutheran Tower)	5.500	07/01/2032	254,608
10,000,000	Orange County, FL School Board COP[1]	5.500	08/01/2034	11,586,400
7,500,000	Orange County, FL School Board COP[2]	5.500	08/01/2034	8,689,800
450,000	Palace Coral Gables, FL Community Devel. District Special Assessment[2]	5.000	05/01/2032	511,362
1,000,000	Palace Coral Gables, FL Community Devel. District Special Assessment[2]	5.625	05/01/2042	1,165,650
1,250,000	Palm Bay, FL Educational Facilities (Patriot Charter School)[3]	7.000	07/01/2036	337,425
50,000	Palm Beach County Plantation, FL Community Devel. District Special Assessment[2]	6.250	05/01/2034	51,746

18	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Florida Continued
$125,000	Palm Beach County, FL Health Facilities Authority (Boca Raton Community Hospital)[2]	5.500%	12/01/2021	$125,271
25,000	Palm Beach County, FL Health Facilities Authority (Boca Raton Community Hospital)[2]	5.625	12/01/2031	25,035
1,970,000	Palm Coast Park, FL Community Devel. District Special Assessment	5.700	05/01/2037	1,358,689
2,300,000	Palm Glades, FL Community Devel. District	5.300	05/01/2036	2,040,445
970,000	Palm Glades, FL Community Devel. District Special Assessment	7.250	08/01/2016	949,552
460,000	Palm River, FL Community Devel. District[3]	5.150	05/01/2013	183,324
510,000	Palm River, FL Community Devel. District[3]	5.375	05/01/2036	203,408
4,335,000	Palma Sola Trace, FL Community Devel. District	5.750	05/01/2035	4,313,325
2,270,000	Parkway Center, FL Community Devel. District, Series A	6.125	05/01/2024	2,154,298
2,195,000	Parkway Center, FL Community Devel. District, Series A	6.300	05/01/2034	1,963,032
1,375,000	Pine Ridge Plantation, FL Community Devel. District[3]	5.400	05/01/2037	938,451
1,400,000	Pinellas County, FL Health Facility Authority (St. Mark Village)	5.650	05/01/2037	1,358,126
425,000	Poinciana West, FL Community Devel. District Special Assessment	6.000	05/01/2037	427,656
65,000	Port St. Lucie, FL Special Assessment (Peacock & Lowry)	5.350	07/01/2027	61,153
595,000	Portico, FL Community Devel. District	5.450	05/01/2037	331,183
2,670,000	Portofino Cove, FL Community Devel. District Special Assessment[3]	5.250	05/01/2012	1,059,002
490,000	Portofino Cove, FL Community Devel. District Special Assessment[3]	5.500	05/01/2038	194,496
285,000	Portofino Landings, FL Community Devel. District Special Assessment[3]	5.200	05/01/2017	113,079
980,000	Portofino Landings, FL Community Devel. District Special Assessment[3]	5.400	05/01/2038	388,991
15,000,000	Quarry, FL Community Devel. District	5.500	05/01/2036	13,796,550

19	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Florida Continued
$10,460,000	Renaissance Commons, FL Community Devel. District, Series A	5.600%	05/01/2036	$9,811,480
1,710,000	Reunion East, FL Community Devel. District[6]	5.800	05/01/2036	770,441
1,850,000	Reunion East, FL Community Devel. District[6]	7.375	05/01/2033	909,016
4,175,000	Reunion East, FL Community Devel. District	7.375	05/01/2033	4,259,753
1,455,000	Ridgewood Trails, FL Community Devel. District[6]	5.650	05/01/2038	786,500
2,500,000	River Glen, FL Community Devel. District Special Assessment[3]	5.450	05/01/2038	1,028,650
150,000	Rolling Hills, FL Community Devel. District[3]	5.450	05/01/2037	59,265
400,000	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	239,992
4,535,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)[2]	6.500	07/01/2040	4,888,594
3,445,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)[2]	6.750	07/01/2030	3,858,469
2,875,000	Six Mile Creek, FL Community Devel. District[6]	5.875	05/01/2038	748,420
1,985,000	South Bay, FL Community Devel. District[3]	5.125	11/01/2009	636,848
3,750,000	South Bay, FL Community Devel. District[3]	5.375	05/01/2013	818,738
5,400,000	South Bay, FL Community Devel. District[3]	5.950	05/01/2036	1,733,454
1,985,000	St. John’s Forest, FL Community Devel. District, Series A	6.125	05/01/2034	1,993,297
1,500,000	St. Johns County, FL IDA (Presbyterian Retirement)[2]	6.000	08/01/2045	1,681,665
400,000	St. Johns County, FL IDA (St. John’s County Welfare Federation)	5.250	10/01/2041	342,988
760,000	Stonegate, FL Community Devel. District	6.000	05/01/2024	779,684
995,000	Stonegate, FL Community Devel. District	6.125	05/01/2034	1,018,661
105,000	Tavares, FL Water & Sewer	5.500	10/01/2030	105,186
6,020,000	Tern Bay, FL Community Devel. District[3]	5.000	05/01/2015	1,494,646
500,000	Tern Bay, FL Community Devel. District[3]	5.375	05/01/2037	124,175
4,580,000	Town Center, FL at Palm Coast Community Devel. District	6.000	05/01/2036	3,552,752

20	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Florida Continued
$230,000	Turnbull Creek, FL Community Devel. District Special Assessment	5.250%	05/01/2037	$170,320
8,785,000	Turnbull Creek, FL Community Devel. District Special Assessment	5.800	05/01/2035	7,991,012
8,675,000	Two Creeks, FL Community Devel. District	5.250	05/01/2037	6,493,238
5,450,000	Verandah East, FL Community Devel. District	5.400	05/01/2037	3,274,687
4,195,000	Verandah, FL Community Devel District	5.250	05/01/2036	3,743,282
1,015,000	Verano Center, FL Community Devel. District	5.375	05/01/2037	717,727
8,750,000	Verona Walk, FL Community Devel. District	5.375	05/01/2037	7,826,350
1,000,000	Villa Portofino East, FL Community Devel. District	5.200	05/01/2037	882,850
2,565,000	Villa Vizcaya, FL Community Devel. District Special Assessment[3]	5.350	05/01/2017	1,295,145
420,000	Villa Vizcaya, FL Community Devel. District Special Assessment[3]	5.550	05/01/2039	212,180
1,575,000	Villages of Westport, FL Community Devel. District[3]	5.700	05/01/2035	953,962
6,560,000	Villagewalk of Bonita Springs, FL Community Devel. District	5.150	05/01/2038	5,690,734
4,770,000	Vista, FL Community Devel. District Special Assessment	5.375	05/01/2037	4,424,414
2,750,000	Volusia County, FL Educational Facility Authority (Embry-Riddle Aeronautical University)[2]	5.000	10/15/2029	3,059,155
1,500,000	Waterford Estates, FL Community Devel. District Special Assessment[3]	5.125	05/01/2013	447,645
2,470,000	Waterford Estates, FL Community Devel. District Special Assessment[3]	5.500	05/01/2037	737,542
1,000,000	Watergrass, FL Community Devel. District Special Assessment	5.125	11/01/2014	770,000
675,000	Watergrass, FL Community Devel. District Special Assessment	5.375	05/01/2039	356,677
5,645,000	Watergrass, FL Community Devel. District Special Assessment	5.500	05/01/2036	3,107,460
1,946,156	Watergrass, FL Community Devel. District Special Assessment	6.960	11/01/2017	1,841,628
950,000	Waterlefe, FL Community Devel. District Golf Course[3]	8.125	10/01/2025	70,823

21	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Florida Continued
$1,115,000	Waters Edge, FL Community Devel. District	0.000%[5]	05/01/2039	$524,262
6,240,000	Waters Edge, FL Community Devel. District	5.300	05/01/2036	6,198,566
195,000	Waters Edge, FL Community Devel. District[3]	5.350	05/01/2039	48,785
16,000	Waters Edge, FL Community Devel. District	5.350	05/01/2039	16,132
1,785,000	Waterstone, FL Community Devel. District[3]	5.500	05/01/2018	715,964
540,000	West Villages, FL Improvement District[3]	5.350	05/01/2015	417,209
3,950,000	West Villages, FL Improvement District[3]	5.500	05/01/2037	1,767,151
3,300,000	West Villages, FL Improvement District[3]	5.500	05/01/2038	1,543,773
7,350,000	West Villages, FL Improvement District[3]	5.800	05/01/2036	3,532,263
4,925,000	Westridge, FL Community Devel. District[3]	5.800	05/01/2037	1,876,425
5,840,000	Westside, FL Community Devel. District[3]	5.650	05/01/2037	2,528,662
5,005,000	World Commerce, FL Community Devel. District Special Assessment	6.125	05/01/2035	4,977,823
2,250,000	Wyld Palms, FL Community Devel. District[3]	5.400	05/01/2015	697,928
1,445,000	Wyld Palms, FL Community Devel. District[3]	5.500	05/01/2038	448,398
450,000	Zephyr Ridge, FL Community Devel. District[3]	5.250	05/01/2013	179,204
990,000	Zephyr Ridge, FL Community Devel. District[3]	5.625	05/01/2037	394,535

				363,641,145
Georgia–1.4%
12,990,000	Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)	6.000	07/01/2036	7,792,961
2,470,000	Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)	6.250	07/01/2036	1,481,802
5,000	Atlanta, GA HDC (Bedford Tower)	6.250	01/01/2015	5,020
250,000	Atlanta, GA Tax Allocation (Beltline)[2]	7.500	01/01/2031	296,705
2,000,000	Atlanta, GA Water & Wastewater Authority[2]	5.500	11/01/2027	2,465,040

22	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Georgia Continued
$1,000,000	Chatham County, GA Hospital Authority (Memorial Health University Medical Center)	5.375%	01/01/2026	$1,058,630
250,000	Chatham County, GA Hospital Authority (Memorial Health University Medical Center)	5.500	01/01/2034	265,023
35,000	Dalton, GA Devel. Authority (Hamilton Health Care System)[2]	5.000	08/15/2028	35,024
20,000	Dalton, GA Devel. Authority (Hamilton Health Care System/Hamilton Medical Center Obligated Group)	5.375	08/15/2016	20,046
8,170,000	DeKalb County, GA Devel. Authority Public Purpose[2]	5.500	12/10/2023	8,431,358
10,000	DeKalb County, GA Hsg. Authority (Spring Chase Apartments)	5.400	11/01/2030	10,008
2,000,000	DeKalb County, GA Water & Sewer[2]	5.250	10/01/2036	2,309,940
3,380,000	East Point, GA (Camp Creek), Series B	8.000	02/01/2026	3,385,611
5,085,000	East Point, GA (Camp Creek), Series B	8.000	02/01/2026	5,093,441
5,000,000	GA Main Street Natural Gas	5.500	09/15/2026	5,948,900
25,000	GA Municipal Electric Authority[2]	6.600	01/01/2018	27,687
520,000	Randolph County, GA GO2	5.000	04/01/2030	551,439
500,000	Savannah, GA EDA (Skidway Health & Living Services)	7.400	01/01/2024	515,960

				39,694,595
Idaho–0.2%
60,000	ID Health Facilities Authority (Trinity Health Corp.)[2]	6.250	12/01/2033	71,930
1,000,000	ID Hsg. & Finance Assoc. (Compass Public Charter School)[2]	6.250	07/01/2045	1,068,870
5,360,000	Pocatello, ID Devel. Authority Revenue Allocation Tax Increment, Series A	6.000	08/01/2028	5,210,617

				6,351,417
Illinois–12.2%
500,000	Annawan, IL Tax Increment (Patriot Renewable Fuels)	5.625	01/01/2018	460,450
1,825,000	Bedford Park, IL Tax	5.125	12/30/2018	1,832,793
12,000,000	Chicago, IL GO2	5.000	01/01/2033	13,556,160
2,000,000	Chicago, IL GO2	5.000	01/01/2034	2,252,640
255,000	Chicago, IL Midway Airport, Series B2	5.000	01/01/2035	255,732
5,055,000	Chicago, IL O’Hare International Airport[2]	5.250	01/01/2026	5,606,652
10,000,000	Chicago, IL O’Hare International Airport[2]	5.625	01/01/2035	11,757,700

23	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Illinois Continued
$5,000,000	Chicago, IL O’Hare International Airport (Passenger Facility Charge)[2]	5.000%	01/01/2031	$5,669,550
5,000,000	Chicago, IL O’Hare International Airport (Passenger Facility Charge)[2]	5.000	01/01/2032	5,635,800
6,000,000	Chicago, IL Park District (Harbor Facilities)[1]	5.250	01/01/2037	6,870,600
10,000,000	Chicago, IL Park District (Harbor Facilities)[1]	5.250	01/01/2040	11,443,300
2,400,000	Cook County, IL Community School District GO	7.125	06/01/2024	2,722,536
949,000	Cortland, IL Special Tax (Sheaffer System)[6]	5.500	03/01/2017	635,536
395,000	Country Club Hills, IL GO	5.000	12/01/2026	419,150
410,000	Country Club Hills, IL GO	5.000	12/01/2027	433,702
435,000	Country Club Hills, IL GO	5.000	12/01/2028	459,116
455,000	Country Club Hills, IL GO	5.000	12/01/2029	479,365
475,000	Country Club Hills, IL GO	5.000	12/01/2030	498,646
500,000	Country Club Hills, IL GO	5.000	12/01/2031	524,655
40,000	Country Club Hills, IL GO	5.000	12/01/2032	41,878
168,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)	5.400	03/01/2016	170,337
320,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)	5.625	03/01/2036	320,886
1,250,000	Gilberts, IL Special Service Area No. 19 Special Tax (Conservancy)[3]	5.375	03/01/2016	437,863
2,225,000	Harvey, IL GO	5.500	12/01/2027	2,158,384
1,000,000	Harvey, IL GO	5.625	12/01/2032	963,280
5,350,000	Harvey, IL Hotel Motel Tax & Sales (Hotel & Conference Center)	6.875	08/01/2028	4,516,203
65,000	IL Devel. Finance Authority (Community Rehabilitation Providers)	5.700	07/01/2019	57,907
1,920,000	IL Finance Authority (Bethel Terrace Apartments)[2]	5.125	09/01/2025	1,925,376
1,010,000	IL Finance Authority (Illinois Institute of Technology)[2]	5.000	04/01/2026	991,093
14,660,000	IL Finance Authority (Illinois Institute of Technology)[2]	5.000	04/01/2031	13,988,719
1,000,000	IL Finance Authority (Illinois Institute of Technology)[2]	5.000	04/01/2036	932,690
155,000	IL Finance Authority (Illinois Institute of Technology)[2]	6.500	02/01/2023	168,807

24	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Illinois Continued
$2,215,000	IL Finance Authority (Illinois Institute of Technology)[2]	7.125%	02/01/2034	$2,429,899
500,000	IL Finance Authority (Lake Forest College)[2]	5.750	10/01/2032	526,220
450,000	IL Finance Authority (Lake Forest College)[2]	6.000	10/01/2048	469,796
1,000,000	IL Finance Authority (Lutheran Social Services of Illinois/Vesper Management Corp. Obligated Group)[2]	5.125	08/15/2028	1,002,880
20,000,000	IL Finance Authority (Northwestern Memorial Hospital)[1]	6.000	08/15/2039	23,545,200
100,000	IL Finance Authority (Northwestern Memorial Hospital)[2]	6.000	08/15/2039	106,522
5,050,000	IL Finance Authority (OSF Healthcare System)[2]	5.750	11/15/2033	5,603,884
75,000	IL Finance Authority (OSF Healthcare System)[2]	7.125	11/15/2035	85,185
50,000	IL Finance Authority (OSF Healthcare System)[2]	7.125	11/15/2037	60,853
10,190,000	IL Finance Authority (Provena Health)[2]	7.750	08/15/2034	13,240,580
15,000,000	IL Finance Authority (Resurrection Health Care)[1]	5.250	05/15/2029	15,931,500
5,000,000	IL Finance Authority (Resurrection Health)[2]	6.125	05/15/2025	5,760,450
3,250,000	IL Finance Authority (Roosevelt University)[2]	5.500	04/01/2032	3,429,303
6,270,000	IL Finance Authority (Roosevelt University)[2]	5.500	04/01/2037	6,572,089
5,600,000	IL Finance Authority (Roosevelt University)[2]	5.750	04/01/2024	6,353,200
2,680,000	IL Finance Authority (Roosevelt University)[2]	6.250	04/01/2029	3,061,980
28,415,000	IL Finance Authority (Roosevelt University)[2]	6.500	04/01/2039	32,279,724
5,855,000	IL Finance Authority (Roosevelt University)[2]	6.500	04/01/2044	6,633,305
10,645,000	IL Finance Authority (Silver Cross Hospital and Medical Centers)[2]	7.000	08/15/2044	12,767,932
4,765,000	IL Finance Authority (Swedish Covenant Hospital)[2]	5.750	08/15/2029	5,455,496

25	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Illinois Continued
$10,000,000	IL Finance Authority (Trinity Health Corp.)[2]	5.000%	12/01/2030	$11,170,600
3,000,000	IL Finance Authority Student Hsg. (MJH Education Assistance)[3]	5.125	06/01/2035	2,579,850
700,000	IL GO2	5.000	08/01/2025	787,178
1,500,000	IL GO2	5.000	03/01/2037	1,629,810
5,200,000	IL Health Facilities Authority (Covenant Retirement Communities)[2]	5.625	12/01/2032	5,200,676
70,000	IL Health Facilities Authority (EMH/EMHH/EMHS Obligated Group)[2]	5.625	01/01/2028	70,482
35,000	IL Health Facilities Authority (Holy Family Medical Center)[2]	5.125	08/15/2022	35,018
5,000,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)[2]	5.000	12/15/2028	5,882,850
15,000,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)[1]	5.500	06/15/2050	16,857,750
330,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)[2]	5.500	06/15/2050	370,871
895,000	Jefferson County, IL High School District No. 201 (Mt. Vernon)[2]	6.500	12/30/2027	1,214,569
955,000	Jefferson County, IL High School District No. 201 (Mt. Vernon)[2]	6.500	12/30/2028	1,307,089
1,160,000	Jefferson County, IL High School District No. 201 (Mt. Vernon)[2]	6.500	12/30/2031	1,631,795
4,431,000	Lakemoor Village, IL Special Tax	5.000	03/01/2027	4,437,425
2,725,000	Lincolnshire, IL Special Service Area No. 1 Special Tax (Sedgebrook)	6.250	03/01/2034	2,772,878
500,000	Lombard, IL Public Facilities Corp. (Conference Center & Hotel)	5.500	01/01/2036	324,995
1,455,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[3]	6.125	03/01/2040	400,591
480,000	Markham, IL GO2	5.750	02/01/2028	491,952
1,185,000	Plano, IL Special Service Area No. 5	6.000	03/01/2036	1,141,724
500,000	Southwestern IL Devel. Authority (Eden Retirement Center)	5.850	12/01/2036	402,070

26	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Illinois Continued
$4,870,000	Southwestern IL Devel. Authority (Local Government Programming)	7.000%	10/01/2022	$5,078,387
1,900,000	Southwestern IL Devel. Authority (Village of Sauget)	5.625	11/01/2026	1,633,069
12,000,000	Springfield, IL Electric[2]	5.000	03/01/2030	12,601,680
3,000,000	University of Illinois (Auxiliary Facilities System)[2]	5.125	04/01/2036	3,353,820
12,000,000	University of Illinois (Auxiliary Facilities System)[1]	5.750	04/01/2038	13,720,800
1,975,000	Vernon Hills, IL Tax Increment (Town Center)	6.250	12/30/2026	1,965,619
960,000	Volo Village, IL Special Service Area (Lancaster Falls)	5.750	03/01/2036	956,246
3,822,000	Volo Village, IL Special Service Area (Remington Pointe)	6.450	03/01/2034	3,828,345
1,770,000	Yorkville, IL United City Special Services Area Special Tax (Bristol Bay)	5.875	03/01/2036	1,785,523
1,634,000	Yorkville, IL United City Special Services Area Special Tax (Raintree Village II)	6.250	03/01/2035	1,011,021

				348,148,187
Indiana—2.1%
1,600,000	Anderson, IN Redevel. District[2]	6.000	02/01/2026	1,796,032
1,700,000	Carmel, IN Redevel. District COP	6.500	07/15/2035	1,818,983
6,300,000	Carmel, IN Redevel. District COP	7.750	01/15/2030	7,327,026
5,075,000	Carmel, IN Redevel. District COP	8.000	01/15/2035	5,902,682
1,000,000	Hammond, IN Local Public Improvement District[2]	6.500	08/15/2030	1,044,450
1,000,000	Hammond, IN Local Public Improvement District[2]	6.750	08/15/2035	1,052,240
2,885,000	IN Finance Authority (Marian University)[2]	5.250	09/15/2025	3,078,670
4,250,000	IN Finance Authority (Marian University)[2]	6.375	09/15/2041	4,730,335
4,750,000	IN Finance Authority (Marian University)[2]	6.500	09/15/2030	5,427,113
325,000	IN Finance Authority Educational Facilities (Irvington Community)[2]	9.000	07/01/2039	399,971
30,000	IN Health Facility Financing Authority (Community Hospital of Anderson)[2]	6.000	01/01/2023	30,069
5,000,000	Indianapolis, IN Local Public Improvement Bond Bank[2]	5,750	01/01/2038	5,724,700
1,000,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)[2]	5.750	07/01/2030	1,099,950

27	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Indiana Continued
$3,985,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)[2]	6.000%	07/01/2040	$4,299,018
2,025,000	Indianapolis, IN Multifamily Hsg. (Stonekey Apartments)[2]	7.000	02/01/2039	2,254,595
10,000,000	Mount Vernon, IN School Building Corp.[2]	5.000	01/15/2037	10,593,200
4,750,000	North Manchester, IN (Estelle Peabody Memorial Home)[3]	7.125	07/01/2022	1,614,953
2,250,000	Shelbyville, IN Redevel. District Tax Increment (Central Shelbyville Economic)	6.500	07/01/2022	2,308,163

				60,502,150
Iowa–0.6%
1,000,000	Dickinson County, IA Hsg. (Spirit Lake)	5.875	12/01/2036	1,001,100
750,000	IA Finance Authority (Amity Fellowserve)	6.500	10/01/2036	777,968
400,000	IA Finance Authority (Boys & Girls Home and Family Services)[3]	5.900	12/01/2028	128,020
460,000	IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)	5.375	06/01/2025	384,206
7,975,000	IA Tobacco Settlement Authority[2]	5.375	06/01/2038	7,415,315
9,500,000	IA Tobacco Settlement Authority[2]	5.500	06/01/2042	8,759,475

				18,466,084
Kansas–0.1%
1,145,000	Hays, KS Sales Tax	6.000	01/01/2025	1,147,313
422,000	Overland Park, KS Transportation Devel. District (Grass Creek)	4.850	09/01/2016	427,359
2,435,000	Pittsburgh, KS Special Obligation (North Broadway Redevel.)	4.900	04/01/2024	2,075,740

				3,650,412
Kentucky–0.0%
75,000	Jefferson County, KY Health Facilities (University Medical Center)[2]	5.250	07/01/2022	75,125
15,000	Springfield, KY Educational Devel. (St. Catherine College)	5.750	10/01/2035	15,454

				90,579
Louisiana–1.8%
1,000,000	LA Citizens Property Insurance Corp.[2]	5.000	06/01/2024	1,145,040
1,000,000	LA Citizens Property Insurance Corp.[2]	5.000	06/01/2024	1,160,240
8,280,000	LA HFA (La Chateau)[2]	6.875	09/01/2029	8,769,182

28	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Louisiana Continued
$5,000,000	LA HFA (La Chateau)[2]	7.250%	09/01/2039	$5,352,800
2,000,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.250	09/01/2018	1,428,200
35,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.250	09/01/2035	22,875
3,085,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.500	09/01/2022	2,012,839
1,000,000	LA Local Government EF&CD Authority (Bellemont Apartments)[2]	6.000	09/01/2022	944,560
1,750,000	LA Local Government EF&CD Authority (Bellemont Apartments)[2]	6.000	09/01/2027	1,592,903
3,925,000	LA Local Government EF&CD Authority (Bellemont Apartments)[2]	6.000	09/01/2035	3,424,131
480,000	LA Local Government EF&CD Authority (Bellemont Apartments)[2]	7.500	09/01/2016	455,222
1,240,000	LA Local Government EF&CD Authority (Capital Projects and Equipment)	6.550	09/01/2025	1,437,743
19,250,000	LA Public Facilities Authority (OLOLRMC/OLOLMC Obligated Group)[2]	6.750	07/01/2039	23,162,178
2,500,000	Lakeshore Villages, LA Master Community Devel. District[6]	5.250	07/01/2017	1,000,525
20,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[2]	5.000	07/15/2025	20,643
75,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[2]	5.000	07/15/2027	75,061
140,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[2]	5.500	07/15/2018	140,295
290,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[2]	5.600	07/15/2025	290,331

				52,434,768
Maine–0.3%
2,000,000	ME H&HEFA (Maine General Medical Center)[2]	6.750	07/01/2036	2,431,240
5,000,000	ME H&HEFA (Maine General Medical Center)[2]	7.500	07/01/2032	6,408,150

				8,839,390

29	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Maryland–0.4%
$10,000	Baltimore, MD Wastewater[2]	5.125%		07/01/2042	$10,034
20,000	MD EDC Student Hsg. (Allegheny College Hsg.)	5.750		09/01/2020	20,002
40,000	MD EDC Student Hsg. (Allegheny College Hsg.)	6.000		09/01/2032	39,996
4,900,000	MD EDC Student Hsg. (Bowie State University)[2]	5.375		06/01/2033	4,685,380
50,000	MD EDC Student Hsg. (Morgan State University)[2]	6.000		07/01/2034	50,651
2,000,000	MD EDC Student Hsg. (University of Maryland)[2]	5.625		10/01/2023	1,705,040
65,000	MD EDC Student Hsg. (University Village at Sheppard Pratt)	6.000		07/01/2033	65,061
4,000,000	MD H&HEFA (Johns Hopkins Hospital)	0.974	[9]	05/15/2038	4,005,960
65,000	MD H&HEFA (Johns Hopkins Hospital)	5.375		07/01/2020	65,157
977,000	Prince Georges County, MD Special District (Victoria Falls)	5.250		07/01/2035	978,641
750,000	Salisbury, MD Special Obligation (Villages at Aydelotte Farm)	5.250		01/01/2037	286,230

					11,912,152
Massachusetts–0.1%
100,000	MA Devel. Finance Agency (Boston Biomedical Research)[2]	5.750		02/01/2029	99,468
260,000	MA Devel. Finance Agency (Evergreen Center)[2]	5.500		01/01/2035	262,301
750,000	MA Devel. Finance Agency (Lasell College)[2]	5.500		07/01/2026	818,468
461,488	MA Devel. Finance Agency (Linden Ponds)	0.605	[4]	11/15/2056	2,446
92,782	MA Devel. Finance Agency (Linden Ponds)	5.500		11/15/2046	58,895
14,103	MA Devel. Finance Agency (Linden Ponds)	6.250		11/15/2039	10,715
1,733,606	MA Devel. Finance Agency (Linden Ponds)	6.250		11/15/2046	1,284,134
92,573	MA Devel. Finance Agency (Northern Berkshire Healthcare)	3.184	[4]	02/15/2043	9,271
131,750	MA Devel. Finance Agency (Northern Berkshire Healthcare)	6.000		02/15/2043	113,354
158,400	MA Devel. Finance Agency (Northern Berkshire Healthcare)	34.561	[4]	02/15/2043	2
50,000	MA Devel. Finance Agency (Orchard Cove)	5.250		10/01/2037	49,620
25,000	MA H&EFA (Beverly Hospital Corp.)[2]	5.250		07/01/2023	25,033
55,000	MA H&EFA (VC/TC/FRS/VCS Obligated Group)[2]	5.300		11/15/2028	55,027
230,000	MA Industrial Finance Agency (Avon Associates)[2]	5.375		04/01/2020	230,515

					3,019,249

30	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Michigan–3.1%
$1,100,000	Detroit, MI City School District[2]	5.000%	05/01/2028	$1,248,082
680,000	Detroit, MI City School District[2]	5.000	05/01/2031	771,542
500,000	Detroit, MI City School District[2]	5.000	05/01/2033	559,100
680,000	Detroit, MI GO	5.250	04/01/2016	654,990
10,000	Detroit, MI Local Devel. Finance Authority[2]	5.500	05/01/2021	8,998
2,250,000	Detroit, MI Sewer Disposal System[2]	6.500	07/01/2024	2,670,930
13,435,000	Detroit, MI Sewer Disposal System[2]	7.500	07/01/2033	16,873,151
4,200,000	Detroit, MI Water and Sewerage Dept.[2]	5.000	07/01/2032	4,483,374
5,300,000	Detroit, MI Water Supply System[2]	5.000	07/01/2030	5,306,890
1,555,000	Detroit, MI Water Supply System[2]	5.000	07/01/2033	1,629,345
1,000,000	Detroit, MI Water Supply System[2]	5.000	07/01/2036	1,044,620
140,000	Flint, MI Hospital Building Authority (Hurley Medical Center)[2]	5.375	07/01/2018	140,234
2,200,000	Grand Traverse Academy, MI Public School Academy[2]	4.625	11/01/2027	1,999,866
1,000,000	Grand Traverse Academy, MI Public School Academy[2]	4.750	11/01/2032	888,590
495,000	Grand Traverse Academy, MI Public School Academy[2]	5.000	11/01/2022	486,600
4,000,000	Kent, MI Hospital Finance Authority (Spectrum Health)[2]	5.000	11/15/2029	4,559,520
600,000	MI Finance Authority (Old Redford Public School Academy)[2]	5.900	12/01/2030	606,492
600,000	MI Finance Authority (Old Redford Public School Academy)[2]	6.500	12/01/2040	627,156
90,000	MI Hospital Finance Authority (OHC/OUH Obligated Group)[2]	5.000	08/15/2031	90,114
14,600,000	MI Hospital Finance Authority (Trinity Health)[1]	6.125	12/01/2023	17,505,400
15,000	MI Hsg. Devel. Authority (Walled Lake Villa)	6.000	04/15/2018	15,048
340,000	MI John Tolfree Health System Corp.[2]	6.000	09/15/2023	339,973

31	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Michigan Continued
$1,155,000	MI Public Educational Facilities Authority (Old Redford Academy)[2]	6.000%		12/01/2035	$1,163,951
10,404,469	MI Strategic Fund Limited Obligation (Wolverine Human Services)	5.850		08/31/2027	7,901,570
456,125	MI Strategic Fund Limited Obligation (Wolverine Human Services)	7.875		08/31/2028	459,213
1,323,000,000	MI Tobacco Settlement Finance Authority	9.838	[4]	06/01/2058	8,308,440
250,000	Monroe County, MI Hospital Finance Authority (Mercy Memorial Hospital Corp.)[2]	5.500		06/01/2035	265,438
120,000	Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A2	6.600		06/01/2022	120,350
15,000	Oakland County, MI Sewer Disposal (White Lake Township)[2]	6.000		05/01/2013	15,333
400,000	Plymouth, MI Educational Center Charter School (Public School Academy)[2]	5.375		11/01/2030	384,184
1,325,000	Plymouth, MI Educational Center Charter School (Public School Academy)[2]	5.625		11/01/2035	1,276,227
500,000	Renaissance, MI Public School Academy[2]	6.000		05/01/2037	507,590
10,000	Royal Oak, MI Hospital Finance Authority (William Beaumont Hospital)[2]	5.250		11/15/2035	10,011
600,000	Star International Academy, MI (Public School Academy)[2]	5.000		03/01/2033	607,710
5,000,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[2]	5.000		12/01/2037	5,478,800
70,000	Wayne County, MI Building Authority	5.250		06/01/2016	70,288

					89,079,120
Minnesota–0.5%
885,000	Columbia Heights, MN EDA Tax Increment (Huset Park Area Redevel.)	5.375		02/15/2032	796,066
1,260,000	Columbia Heights, MN Multifamily & Health Care Facilities (Crest View Corp.)	5.700		07/01/2042	937,415
1,800,000	Minneapolis, MN Multifamily Hsg. (Shingle Creek Senior Hsg.)[2]	5.550		10/20/2042	1,838,466
610,000	Minneapolis, MN Tax Increment (St. Anthony Falls)	5.750		02/01/2027	613,733

32	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Minnesota Continued
$975,000	Mound, MN Hsg. & Redevel. Authority (Metroplaines)	5.000%	02/15/2027	$979,232
1,615,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)	5.000	02/01/2031	1,567,826
110,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)	5.375	08/01/2021	113,241
1,500,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)	5.625	02/01/2031	1,519,290
4,000	St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)	6.250	03/01/2029	4,138
6,641,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	7.000	03/01/2029	6,647,043
245,000	St. Paul, MN Port Authority (Great Northern)	6.000	03/01/2030	249,185

				15,265,635
Mississippi–0.2%
80,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[2]	5.750	07/01/2031	80,136
45,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[2]	6.200	07/01/2018	45,129
60,000	Lowndes County, MS Solid Waste Disposal & Pollution Control (Weyerhaeuser Company)[2]	6.800	04/01/2022	70,900
930,000	Meridian, MS Tax Increment (Meridian Crossroads)	8.750	12/01/2024	1,023,614
5,145,000	MS Home Corp. (Valley State Student Hsg.)	5.500	12/01/2035	3,153,525
1,150,000	MS Hospital Equipment & Facilities Authority (Southwest Mississippi Regional Medical Center)[2]	5.750	04/01/2023	1,166,974

				5,540,278
Missouri–2.4%
75,000	Bates County, MO Hospital (Bates County Memorial Hospital)[2]	5.650	03/01/2021	75,098
200,000	Belton, MO Tax Increment (Belton Town Center)	5.625	03/01/2025	196,756
310,000	Branson Hills, MO Infrastructure Facilities	5.000	04/01/2013	308,847
250,000	Branson Hills, MO Infrastructure Facilities	5.500	04/01/2027	181,045
900,000	Branson, MO IDA (Branson Hills Redevel.)	5.750	05/01/2026	872,910
365,000	Branson, MO IDA (Branson Hills Redevel.)	7.050	05/01/2027	366,792
1,635,000	Branson, MO IDA (Branson Landing)	5.250	06/01/2021	1,573,720

33	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Missouri Continued
$7,550,000	Branson, MO IDA (Branson Shoppe Redevel.)	5.950%	11/01/2029	$7,407,758
675,000	Broadway-Fairview, MO Transportation Devel. District (Columbia)	5.875	12/01/2031	570,611
400,000	Chillicothe, MO Tax Increment (South U.S. 65)	5.500	04/01/2021	369,232
400,000	Chillicothe, MO Tax Increment (South U.S. 65)	5.625	04/01/2027	393,968
665,000	Hawk Ridge, MO Transportation Devel. District	4.650	02/01/2017	606,872
3,840,000	Hawk Ridge, MO Transportation Devel. District	5.000	02/01/2030	2,430,989
14,360,000	Hazelwood, MO Transportation Devel. District (370/Missouri Bottom Road/Tausig Road)	7.200	05/01/2033	14,444,868
2,575,000	Independence, MO 39th Street Transportation	6.875	09/01/2032	2,680,395
860,000	Kansas City, MO Tax Increment (Briarcliff West)	5.150	06/01/2016	890,152
1,250,000	Kansas City, MO Tax Increment (Briarcliff West)	5.400	06/01/2024	1,230,925
800,000	Kansas City, MO Tax Increment (Shoal Creek Parkway)	6.500	06/01/2025	833,296
2,530,000	Kansas City, MO Tax Increment (Southtown)	6.000	03/01/2017	2,653,363
465,000	Lees Summit, MO IDA (Kensington Farms)	5.500	03/01/2021	464,656
250,000	Lees Summit, MO IDA (Kensington Farms)	5.750	03/01/2029	240,260
790,000	Liberty, MO Tax Increment (Liberty Triangle)	5.875	10/01/2029	796,486
2,100,000	Maplewood, MO Tax (Maplewood South Redevel.)	5.750	11/01/2026	2,102,751
355,000	MO Grindstone Plaza Transportation Devel. District	5.500	10/01/2031	279,612
227,000	Northwoods, MO Transportation Devel. District	5.850	02/01/2031	206,602
1,390,000	Osage Beach, MO Tax Increment (Prewitts Point)	4.800	05/01/2016	1,367,969
1,500,000	Osage Beach, MO Tax Increment (Prewitts Point)	5.000	05/01/2023	1,324,410
350,000	Ozark Centre, MO Transportation Devel. District	5.375	09/01/2032	335,360
1,500,000	Raymore, MO Tax Increment	5.375	03/01/2020	919,650
2,750,000	Raymore, MO Tax Increment	5.625	03/01/2028	1,524,545
2,500,000	Richmond Heights, MO Tax Increment & Transportation Sales Tax	5.625	11/01/2025	2,504,450
1,000,000	St. Joseph, MO IDA, Series B	5.375	11/01/2023	1,007,050
905,000	St. Joseph, MO IDA, Series B	5.500	11/01/2027	908,729
1,445,000	St. Louis, MO IDA (Southtown Redevel.)	5.125	05/01/2026	1,447,298

34	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Missouri Continued
$481,000	St. Louis, MO Tax Increment (1505 Missouri Avenue Redevel.)	6.000%		08/04/2025	$446,382
846,000	St. Louis, MO Tax Increment (1601 Washington Redevel.)	6.000		08/21/2026	784,479
1,879,000	St. Louis, MO Tax Increment (1619 Washington Redevel.)	5.500		03/09/2027	1,638,450
662,000	St. Louis, MO Tax Increment (Pet Building Redevel.)	5.500		05/29/2028	579,422
545,000	St. Louis, MO Tax Increment (Printers Lofts)[6]	6.000		08/21/2026	394,689
789,000	St. Louis, MO Tax Increment (Washington East Condominiums)	5.500		01/20/2028	708,459
466,000	St. Louis, MO Tax Increment (Washington East Condominiums)	5.500		01/20/2028	408,253
1,080,000	St. Louis, MO Tax Increment Financing (Ludwig Lofts)	6.690		04/21/2029	1,050,613
373,000	St. Louis, MO Tax Increment Financing, Series A	5.500		09/02/2028	324,100
3,255,000	St. Louis, MO Tax Increment, Series A	6.600		01/21/2028	3,172,388
620,000	Stone Canyon, MO Improvement District (Infrastructure)[3]	5.700		04/01/2022	440,287
320,000	Stone Canyon, MO Improvement District (Infrastructure)[3]	5.750		04/01/2027	201,645
950,000	Suemandy, MO Mid-Rivers Community Improvement District	7.500		10/01/2029	1,029,078
1,000,000	University Place, MO Transportation Devel. District	5.000		03/01/2026	931,620
2,500,000	University Place, MO Transportation Devel. District	5.000		03/01/2032	2,205,575

					67,832,865
Montana–0.4%
11,710,000	Hardin, MT Tax Increment Industrial Infrastructure Devel. (Rocky Mountain Power)	0.000	[5]	09/01/2031	9,854,199
375,000	MT Facilities Finance Authority (St. John’s Lutheran)	6.000		05/15/2025	392,081

					10,246,280
Nebraska–0.6%
5,000,000	NE Central Plains Gas Energy[2]	5.000		09/01/2032	5,452,250
2,915,000	NE Educational Facilities Authority (Midland Lutheran College)[2]	5.600		09/15/2029	2,390,679
1,150,000	NE Educational Finance Authority (Concordia University)	5.000		10/01/2037	1,159,568
750,000	NE Investment Finance Authority (Single Family Hsg.)[2]	5.700		09/01/2031	816,038

35	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Nebraska Continued
$4,920,000	NE Investment Finance Authority (Single Family Hsg.)[2]	5.900%		09/01/2036	$5,292,149
2,200,000	Santee Sioux Nation, NE Tribal Health Care (Indian Health Service)	8.750		10/01/2020	2,364,978

					17,475,662
Nevada–2.0%
15,000,000	Clark County, NV Airport[1]	5.750		07/01/2042	17,281,200
325,000	Clark County, NV Improvement District	5.000		02/01/2026	277,196
260,000	Clark County, NV Improvement District	5.050		02/01/2031	209,139
20,000,000	Clark County, NV Water Reclamation District[1]	5.250		07/01/2038	24,167,800
5,105,000	Director of the State of NV Dept. of Business & Industry (Las Vegas Monorail)[3]	6.850	[4]	01/01/2019	511
1,130,000	Las Vegas, NV Local Improvement Bonds	6.250		06/01/2024	1,163,459
5,000	Las Vegas, NV Special Improvement District (Sumerlin Village)	5.875		06/01/2021	5,103
80,000	Mesquite, NV Special Improvement District (Canyon Creek)	5.200		08/01/2016	74,116
120,000	Mesquite, NV Special Improvement District (Canyon Creek)	5.250		08/01/2017	108,162
255,000	Mesquite, NV Special Improvement District (Canyon Creek)	5.300		08/01/2018	226,527
580,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)	5.850		08/01/2018	594,407
935,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)	6.000		08/01/2023	923,976
495,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)	6.000		08/01/2027	474,854
715,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)	6.150		08/01/2037	654,847
25,000	Reno, NV Capital Improvement[2]	5.125		06/01/2026	25,036
2,775,000	Sparks, NV Redevel. Agency (Redevel Area No. 2)[2]	6.400		06/01/2020	2,976,049
7,420,000	Sparks, NV Redevel. Agency (Redevel Area No. 2)[2]	6.700		06/01/2028	7,777,347

					56,939,729

36	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
New Hampshire–2.4%
$305,000	Manchester, NH Hsg. & Redevel. Authority, Series B	5.650%[4]		01/01/2029	$56,465
3,220,000	Manchester, NH Hsg. & Redevel. Authority, Series B	5.700	[4]	01/01/2030	531,075
495,000	Manchester, NH Hsg. & Redevel. Authority, Series B	6.000	[4]	01/01/2023	170,255
1,000,000	Manchester, NH Hsg. & Redevel. Authority, Series B	6.750		01/01/2015	947,840
420,000	NH Business Finance Authority (Huggins Hospital)	6.875		10/01/2039	463,869
120,000	NH H&EFA (Catholic Medical Center)[2]	6.125		07/01/2032	121,614
4,010,000	NH H&EFA (Franklin Pierce College)[2]	6.050		10/01/2034	4,047,935
1,235,000	NH H&EFA (LRG Healthcare)[2]	5.500		10/01/2034	1,397,279
21,000,000	NH H&EFA (LRG Healthcare)[1]	7.000		04/01/2038	26,114,550
22,000,000	NH H&EFA (LRG Healthcare)[1]	5.500		10/01/2034	24,890,800
1,980,000	NH H&EFA (Portsmouth Christian Academy)	5.750		07/01/2023	1,899,097
6,115,000	NH H&EFA (Portsmouth Christian Academy)	5.850		07/01/2033	5,672,457
1,500,000	NH H&EFA (Southern New Hampshire University)[2]	5.000		01/01/2027	1,662,030
40,000	NH H&EFA (St. Joseph Hospital/Youville House/Cove)[2]	5.500		07/01/2034	41,063
1,270,000	NH HE&HFA (Franklin Pierce College)[2]	5.300		10/01/2028	1,256,487

					69,272,816
New Jersey–1.1%
5,610,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)[2]	6.300		07/01/2023	5,609,720
6,140,000	NJ Tobacco Settlement Financing Corp.[2]	5.000		06/01/2029	5,918,469
10,600,000	NJ Transportation Trust Fund Authority[2]	5.250		06/15/2031	12,536,726
5,000,000	NJ Transportation Trust Fund Authority[2]	5.250		06/15/2036	5,789,300
1,000,000	NJ Transportation Trust Fund Authority[2]	6.000		06/15/2035	1,236,250

					31,090,465
New Mexico–0.5%
1,495,000	Cabezon, NM Public Improvement District	6.300		09/01/2034	1,554,651
5,755,000	Eldorado, NM Area Water and Sanitation District	6.000		02/01/2023	5,755,000

37	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
New Mexico Continued
$285,000	Montecito Estates, NM Public Improvement District	7.000%	10/01/2037	$294,274
3,380,000	NM Educational Assistance Foundation[2]	5.900	09/01/2031	3,385,374
1,925,000	NM Trails Public Improvement District	7.750	10/01/2038	1,965,387

				12,954,686
New York–7.2%
3,570,000	L.I., NY Power Authority, Series A2	5.000	05/01/2038	4,006,790
5,000,000	L.I., NY Power Authority, Series A2	5.000	09/01/2042	5,674,900
11,435,000	NY Liberty Devel. Corp. (Goldman Sachs Headquarters)[2]	5.250	10/01/2035	13,652,704
4,000,000	NY MTA, Series B2	5.000	11/15/2033	4,378,360
5,000,000	NY MTA, Series D2	5.000	11/15/2028	5,911,200
5,000,000	NY MTA, Series D2	5.000	11/15/2031	5,767,250
8,250,000	NY MTA, Series D2	5.000	11/15/2036	9,314,250
5,000,000	NY MTA, Series D2	5.250	11/15/2041	5,725,050
3,475,000	NY MTA, Series E2	5.000	11/15/2026	4,139,629
2,125,000	NY MTA, Series E2	5.000	11/15/2028	2,512,260
3,000,000	NY MTA, Series E2	5.000	11/15/2030	3,515,310
19,080,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2037	22,153,216
19,665,000	NYC GO1	5.375	04/01/2036	22,828,757
4,000,000	NYC Municipal Water Finance Authority[2]	5.000	06/15/2032	4,691,600
20,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2036	22,444,400
5,500,000	NYC Transitional Finance Authority[2]	5.000	02/01/2035	6,409,810
5,250,000	NYC Transitional Finance Authority (Building Aid)[2]	5.000	07/15/2033	6,121,185
4,500,000	NYC Transitional Finance Authority (Building Aid)[2]	5.000	07/15/2033	5,271,390
5,000,000	NYC Transitional Finance Authority (Building Aid)[2]	5.000	07/15/2037	5,797,600
2,500,000	NYC Transitional Finance Authority (Building Aid)[2]	5.250	07/15/2037	2,922,825
10,000,000	NYS DA (St. Mary’s Hospital for Children)	7.875	11/15/2041	10,831,000
5,050,000	NYS Liberty Devel. Corp. (7 World Trade Center)[2]	5.000	09/15/2029	6,040,608

38	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
New York Continued
$4,000,000	NYS Urban Development Corporation (State Personal Income Tax Authority)[2]	5.000%		03/15/2037	4,539,200
1,000,000	Suffolk County, NY Tobacco Asset Securitization Corp.[2]	5.000		06/01/2032	1,069,470
5,985,000	Suffolk, NY Tobacco Asset Securitization Corp.[2]	5.375		06/01/2028	5,393,443
4,625,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)[2]	5.000		09/01/2030	5,236,980
2,500,000	Westchester County, NY Healthcare Corp., Series A2	5.000		11/01/2021	2,926,850
5,255,000	Westchester County, NY Healthcare Corp., Series A2	5.000		11/01/2030	5,856,908

					205,132,945
North Carolina–0.0%
20,000	NC Medical Care Commission (AHACHC)[2]	5.800		10/01/2034	21,128
North Dakota–0.0%
40,000	Williston, ND Water Utility	5.100		05/01/2013	40,123
Ohio–7.0%
3,440,000	Bowling Green, OH Student Hsg. (CFP I-Bowling Green State University)[2]	5.750		06/01/2031	3,835,084
2,250,000	Bowling Green, OH Student Hsg. (CFP I-Bowling Green State University)[2]	6.000		06/01/2045	2,492,123
10,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[2]	0.000	[5]	06/01/2037	8,718,200
13,960,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[2]	5.125		06/01/2024	12,196,852
2,555,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[2]	5.375		06/01/2024	2,283,174
20,820,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[2]	5.750		06/01/2034	17,616,635
20,360,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[2]	5.875		06/01/2030	17,673,702
32,380,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[2]	6.000		06/01/2042	28,068,927
970,100,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.251	[4]	06/01/2047	68,566,668
743,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.501	[4]	06/01/2052	8,009,540
1,305,000	Butler County, OH Hospital Facilities (UC Health)[2]	5.750		11/01/2040	1,496,091

39	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Ohio Continued
$2,165,000	Centerville, OH Health Care (Bethany Lutheran Village)	6.000%	11/01/2038	$2,252,942
150,000	Cleveland, OH Rock Glen Hsg. Assistance Corp. (Ambleside Apartments)[2]	7.000	06/01/2018	150,134
3,445,000	Cleveland-Cuyahoga County, OH Port Authority[2]	6.000	11/15/2035	4,039,917
10,000	Cuyahoga County, OH Hospital (Metro Health System)[2]	5.500	02/15/2027	10,013
295,000	Glenwillow Village, OH GO	5.875	12/01/2024	309,313
25,000	Greene County, OH Economic Devel. (YMCA)	6.000	12/01/2023	23,776
1,000,000	Greene County, OH University Hsg. (Central State University)	5.375	09/01/2022	933,560
1,000,000	Greene County, OH University Hsg. (Central State University)	5.500	09/01/2027	902,100
1,500,000	Greene County, OH University Hsg. (Central State University)	5.625	09/01/2032	1,318,335
1,045,000	Grove City, OH Tax Increment Financing	5.125	12/01/2016	1,102,747
2,500,000	Grove City, OH Tax Increment Financing	5.375	12/01/2031	2,523,100
925,000	Jeffrey Place, OH New Community Authority (Jeffrey Place Redevel.)	5.000	12/01/2022	897,879
4,265,000	OH Higher Education Facility Commission (Ashland University)[2]	6.250	09/01/2024	4,589,524
3,075,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[6]	6.300	02/15/2024	1,854,625
5,860,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[6]	6.400	02/15/2034	3,534,869
3,315,000	Portage County, OH Port Authority (Northeast Ohio Medical University)[2]	5.000	12/01/2037	3,578,012
510,000	Ross County, OH Hospital (Adena Health System)[2]	5.750	12/01/2028	581,813
615,000	Summit County, OH Port Authority (Twinsburg Township)[2]	5.125	05/15/2025	622,657
645,000	Toledo-Lucas County, OH Port Authority (Town Square at Levis Commons)	5.400	11/01/2036	362,290

				200,544,602
Oklahoma–1.0%
13,205,000	Grady County, OK Criminal Justice Authority[2]	7.000	11/01/2041	13,737,029
2,000,000	Langston, OK EDA (Langston University)[2]	5.000	05/01/2030	2,043,800

40	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Oklahoma Continued
$770,000	Langston, OK EDA (Langston University)[2]	5.250%		05/01/2026	$805,497
10,000,000	OK Devel. Finance Authority (St. John Health System)[2]	5.000		02/15/2034	11,159,300
20,000	Texas County, OK Devel Authority Student Hsg. (OPSU-Goodwell)	5.450		11/01/2034	20,539

					27,766,165
Oregon–0.0%
340,000	OR Facilities Authority (Concordia University)[2]	6.125		09/01/2030	370,954
500,000	OR Facilities Authority (Concordia University)[2]	6.375		09/01/2040	550,530

					921,484
Pennsylvania–1.0%
500,000	Chester County, PA H&EFA (Chester County Hospital)[2]	6.750		07/01/2031	500,565
500,000	Luzerne County, PA IDA	7.500		12/15/2019	521,590
500,000	Luzerne County, PA IDA	7.750		12/15/2027	527,500
25,000	Northumberland County, PA IDA (NHS Youth Services)	5.500		02/15/2033	16,136
3,520,000	Northumberland County, PA IDA (NHS Youth Services)	7.750		02/15/2029	2,340,413
2,230,000	PA EDFA (Northwestern Human Services)[2]	5.250		06/01/2028	2,199,561
5,000,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[2]	5.875		11/15/2016	5,005,200
3,500,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[2]	5.875		11/15/2021	3,502,380
2,000,000	PA HEFA (Shippensburg University)[2]	6.250		10/01/2043	2,256,220
3,255,000	PA Turnpike Commission[2]	0.000	[5]	12/01/2034	3,162,949
1,000,000	Philadelphia, PA H&HEFA (Centralized Comprehensive Human Services)	7.250		01/01/2021	1,022,240
1,650,000	Philadelphia, PA H&HEFA (Temple University Health System)[2]	5.625		07/01/2036	1,766,045
500,000	Philadelphia, PA H&HEFA (Temple University Health System)[2]	5.625		07/01/2042	531,965
3,500,000	Philadelphia, PA School District[2]	6.000		09/01/2038	3,988,565

					27,341,329
Rhode Island–0.8%
5,000,000	Central Falls, RI Detention Facility	7.250		07/15/2035	4,350,200
50,000	Providence, RI HDC (Barbara Jordan Apartments)[2]	6.750		07/01/2025	50,150

41	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Rhode Island Continued
$25,000	Providence, RI Public Building Authority	5.400%		12/15/2012	$25,070
13,600,000	RI Health & Educational Building Corp. (EPBH/RIH/TMH Obligated Group)[2]	7.000		05/15/2039	16,502,920
725,000	RI Health & Educational Building Corp. (EPBH/RIH/TMH Obligated Group)[2]	7.000		05/15/2039	857,501
160,000	RI Health & Educational Building Corp. (Johnson & Wales University)	6.100		04/01/2026	160,747
40,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[2]	6.500		04/01/2027	40,103
33,305,000	RI Tobacco Settlement Financing Corp. (TASC)	6.125	[4]	06/01/2052	432,632
10,375,000	RI Tobacco Settlement Financing Corp. (TASC)	6.750	[4]	06/01/2052	111,739
1,200,000	Tiverton, RI Special Obligation Tax (Mount Hope Bay Village)	6.875		05/01/2022	1,215,876

					23,746,938
South Carolina–0.9%
500,000	Allendale County, SC School District Energy Savings Special Obligation	8.500		12/01/2018	537,175
1,895,000	Lancaster County, SC (Sun City Carolina Lakes)	5.450		12/01/2037	1,894,905
5,555,000	Richland County, SC Assessment Revenue (Village at Sandhill Improvement District)	6.200		11/01/2036	5,206,868
600,000	SC Connector 2000 Assoc. Toll Road, Series B	5.535	[4]	01/01/2020	23,916
6,565,000	SC Connector 2000 Assoc. Toll Road, Series B	5.781	[4]	01/01/2021	261,681
11,240,000	SC Connector 2000 Assoc. Toll Road, Series B	6.697	[4]	01/01/2026	448,026
5,285,000	SC Educational Facilities Authority (Benedict College)[2]	5.600		07/01/2022	5,294,513
2,420,000	SC Educational Facilities Authority (Benedict College)[2]	5.625		07/01/2031	2,363,808
550,000	SC Educational Facilities Authority (Southern Wesleyan University)[2]	5.750		03/01/2029	560,835
2,500,000	SC Jobs-EDA (Coastal Hsg. Foundation)[2]	6.250		04/01/2035	2,838,075
2,000,000	SC Jobs-EDA (Coastal Hsg. Foundation)[2]	6.500		04/01/2042	2,291,140
935,000	SC Jobs-EDA (Palmetto Health)[2]	5.375		08/01/2022	1,061,234
2,000,000	SC Jobs-EDA (Palmetto Health)[2]	5.500		08/01/2026	2,228,960

					25,011,136

42	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
South Dakota–0.0%
$135,000	SD Educational Enhancement Funding Corp. Tobacco Settlement[2]	6.500%	06/01/2032	$139,047
Tennessee–1.5%
115,000	Johnson City, TN H&EFB (Johnson City Medical Center)[2]	5.250	07/01/2028	115,033
1,000,000	Metropolitan Government Nashville & Davidson Counties, TN H&EFB (Belmont University)[2]	5.000	11/01/2026	1,111,850
1,000,000	Metropolitan Government Nashville & Davidson Counties, TN H&EFB (Belmont University)[2]	5.000	11/01/2027	1,107,460
1,000,000	Metropolitan Government Nashville & Davidson Counties, TN H&EFB (Belmont University)[2]	5.000	11/01/2028	1,101,560
1,200,000	Metropolitan Government Nashville & Davidson Counties, TN H&EFB (Belmont University)[2]	5.000	11/01/2030	1,308,420
5,000,000	TN Energy Acquisition Gas Corp.[2]	5.000	02/01/2024	5,528,950
20,665,000	TN Energy Acquisition Gas Corp.[2]	5.000	02/01/2027	22,573,206
4,820,000	TN Energy Acquisition Gas Corp.[2]	5.250	09/01/2021	5,482,991
4,910,000	TN Energy Acquisition Gas Corp.[2]	5.250	09/01/2026	5,621,606

				43,951,076
Texas–7.5%
1,305,000	Anson, TX Education Facilities Corp. Student Hsg. (University of Texas/Waterview Park)	5.100	01/01/2034	1,278,430
2,855,000	Bexar County, TX HFC (American Opportunity Hsg.-Nob Hill Apartments)	6.000	06/01/2021	1,798,536
6,625,000	Bexar County, TX HFC (American Opportunity Hsg.-Nob Hill Apartments)	6.000	06/01/2031	4,173,485
5,765,000	Bexar County, TX HFC (American Opportunity Hsg.-Waterford/Kingswood)[2]	7.000	12/01/2036	5,691,900
6,020,000	Bexar County, TX HFC (Doral Club & Sutton House Apt.)[2]	5.550	10/01/2036	6,089,772
395,000	Bexar County, TX HFC (Doral Club)[2]	8.750	10/01/2036	303,668
20,000	Brazos County, TX HFDC (Franciscan Services Corp.)[2]	5.375	01/01/2032	20,241

43	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Texas Continued
$60,000	Collin County, TX HFC (Community College District Foundation)	5.250%	06/01/2031	$46,980
8,000,000	Dallas-Fort Worth, TX International Airport[2]	5.000	11/01/2035	9,018,320
700,000	Danbury, TX Higher Education Finance Corp. (Island Foundation)	6.250	02/15/2036	699,069
7,550,000	Donna, TX GO	6.250	02/15/2037	7,255,173
230,000	El Paso County, TX HFC (American Village Communities), Series A2	6.250	12/01/2020	230,345
335,000	El Paso County, TX HFC (El Paso American Hsg. Foundation), Series A2	6.375	12/01/2032	335,425
5,066,000	Escondido, TX Public Improvement District (Horseshoe Bay)	7.250	10/01/2033	5,251,010
20,000	Harris County, TX HFDC (Texas Children’s Hospital)	5.250	10/01/2029	20,083
45,000	Harris County-Houston, TX Sports Authority[2]	5.000	11/15/2025	45,020
16,000,000	Houston, TX Airport System, Series A1	5.500	07/01/2039	18,589,760
300,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[2]	6.500	05/15/2031	376,260
250,000	Houston, TX Higher Education Finance Corp. (Ninos)[2]	6.000	08/15/2036	267,608
250,000	Houston, TX Higher Education Finance Corp. (Ninos)[2]	6.000	08/15/2041	265,448
2,325,000	Lubbock, TX HFC (Las Colinas Quail Creek Apartments)[2]	6.000	07/01/2022	2,301,308
1,530,000	Lubbock, TX HFC (Las Colinas Quail Creek Apartments)[2]	6.000	07/01/2025	1,487,604
770,000	Lubbock, TX HFC (Las Colinas Quail Creek Apartments)[2]	6.000	07/01/2032	724,270
2,900,000	Lufkin, TX Health Facilities Devel. Corp. (Memorial Health System of East Texas)[2]	6.250	02/15/2037	3,178,371
700,000	Maverick County, TX GO COP	8.750	03/01/2034	705,012
2,350,000	Maverick County, TX GO COP	8.750	03/01/2034	2,366,826
8,765,000	McLennan County, TX Public Facility Corp.[2]	6.625	06/01/2035	9,571,906
700,000	Newark, TX Cultural Education Facilities Finance Corp. (A.W. Brown Fellowship Charter School)[2]	6.000	08/15/2042	735,574
12,000,000	North Central TX HFDC (Children’s Medical Center)[1]	5.750	08/15/2039	13,762,680

44	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Texas Continued
$5,000,000	North TX Tollway Authority[2]	5.000%		01/01/2036	$5,606,450
3,695,000	Sabine River, TX Authority Pollution Control (TXU Electric Company)	6.150		08/01/2022	416,574
16,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[1]	6.250		11/15/2029	18,876,640
1,400,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (WPM/GPM Obligated Group)[2]	5.250		09/20/2023	1,425,438
6,729,000	Trophy Club, TX Public Improvement (Highlands Trophy Club)	7.750		10/01/2037	6,889,083
470,000	TX Affordable Hsg. Corp. (Worthing Oaks Apartments)[2]	6.600		07/20/2037	496,442
110,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	5.750		09/01/2027	77,864
485,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	6.000		09/01/2033	325,639
3,750,000	TX Municipal Gas Acquisition & Supply Corp.	5.250		12/15/2020	4,361,475
55,000,000	TX Municipal Gas Acquisition & Supply Corp.[2]	6.250		12/15/2026	69,711,950
1,700,000	TX Public Finance Authority Charter School Finance Corp. (Cosmos Foundation)[2]	6.000		02/15/2030	2,036,634
660,000	TX Public Finance Authority Charter School Finance Corp. (Ed-Burnham Wood)	6.250		09/01/2036	675,767
1,085,000	TX Public Finance Authority Charter School Finance Corp. (New Fontiers School)[2]	5.800		08/15/2040	1,170,075
18,750,000	TX Turnpike Authority (Central TX Turnpike System)	6.590	[4]	08/15/2037	4,278,938

					212,939,053
U.S. Possessions–5.9%
40,000	Guam GO2	5.400		11/15/2018	40,038
500,000	Guam Government Department of Education COP (John F. Kennedy High School)[2]	6.625		12/01/2030	547,960
800,000	Guam Government Department of Education COP (John F. Kennedy High School)[2]	6.875		12/01/2040	882,368
9,315,000	Puerto Rico Aqueduct & Sewer Authority[2]	5.000		07/01/2033	9,309,597

45	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
U.S. Possessions Continued
$10,225,000	Puerto Rico Aqueduct & Sewer Authority[2]	5.250%		07/01/2042	10,320,706
11,900,000	Puerto Rico Aqueduct & Sewer Authority[2]	5.750		07/01/2037	12,506,781
11,250,000	Puerto Rico Children’s Trust Fund (TASC)[2]	5.500		05/15/2039	11,261,925
13,500,000	Puerto Rico Commonwealth GO2	5.500		07/01/2039	13,964,400
9,000,000	Puerto Rico Commonwealth GO2	5.750		07/01/2036	9,517,950
2,000,000	Puerto Rico Commonwealth GO2	6.000		07/01/2039	2,110,300
5,000,000	Puerto Rico Commonwealth GO2	6.500		07/01/2037	5,550,350
10,000,000	Puerto Rico Electric Power Authority, Series A2	5.000		07/01/2029	10,320,500
4,000,000	Puerto Rico Electric Power Authority, Series A2	5.000		07/01/2042	4,013,440
2,830,000	Puerto Rico Electric Power Authority, Series AAA[2]	5.250		07/01/2028	2,963,350
3,050,000	Puerto Rico Electric Power Authority, Series WW2	5.500		07/01/2038	3,138,603
65,000	Puerto Rico Infrastructure[2]	5.000		07/01/2041	65,020
850,000	Puerto Rico Infrastructure[2]	5.500		07/01/2024	908,897
8,000,000	Puerto Rico Infrastructure	7.075	[4]	07/01/2030	2,845,760
1,230,000	Puerto Rico ITEMECF (Polytechnic University)[2]	5.000		08/01/2032	1,222,276
8,650,000	Puerto Rico Public Buildings Authority[2]	5.250		07/01/2042	8,737,538
4,940,000	Puerto Rico Public Buildings Authority[2]	5.375		07/01/2033	4,948,793
2,000,000	Puerto Rico Public Buildings Authority[2]	6.000		07/01/2041	2,136,940
7,550,000	Puerto Rico Public Buildings Authority[2]	6.250		07/01/2026	8,537,314
1,000,000	Puerto Rico Public Buildings Authority[2]	6.250		07/01/2031	1,211,510
8,500,000	Puerto Rico Public Finance Corp., Series B2	5.500		08/01/2031	8,911,060
10,000,000	Puerto Rico Sales Tax Financing Corp., Series A2	5.500		08/01/2037	10,736,700
29,670,000	Puerto Rico Sales Tax Financing Corp., Series A	6.110	[4]	08/01/2044	5,101,163
2,000,000	Puerto Rico Sales Tax Financing Corp., Series A2	6.500		08/01/2044	2,349,260
50,000,000	Puerto Rico Sales Tax Financing Corp., Series A	7.280	[4]	08/01/2034	14,719,500

					168,879,999

46	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Utah–0.1%
$285,000	Utah County, UT Charter School (Lincoln Academy)	5.875%	06/15/2037	286,981
275,000	Utah County, UT Charter School (Renaissance Academy)	5.625	07/15/2037	272,258
1,440,000	West Valley City, UT Sewer (East Hollywood High School)	5.625	06/15/2037	1,284,552

				1,843,791
Vermont–0.1%
350,000	Burlington, VT GO2	5.000	11/01/2027	377,657
500,000	Burlington, VT GO2	5.000	11/01/2032	528,830
622,195	VT Educational & Health Buildings Financing Agency (Marlboro College)	2.779	04/01/2019	607,872
125,000	VT Student Assistance Corp.[2]	5.000	03/01/2026	125,616

				1,639,975
Virginia–1.2%
2,300,000	Buena Vista, VA Public Recreational Facilities Authority (Golf Course)	5.250	07/15/2025	2,145,026
825,000	Buena Vista, VA Public Recreational Facilities Authority (Golf Course)	5.500	07/15/2035	748,820
625,000	Celebrate, VA North Community Devel. Authority Special Assessment	6.750	03/01/2034	442,500
578,000	Farms New Kent, VA Community Devel. Authority Special Assessment	5.125	03/01/2036	365,862
3,000,000	Farms New Kent, VA Community Devel. Authority Special Assessment	5.450	03/01/2036	1,896,420
750,000	Farms New Kent, VA Community Devel. Authority Special Assessment	5.800	03/01/2036	452,520
25,000	Greensville County, VA IDA (Georgia-Pacific Corp.)[2]	5.300	08/01/2014	26,738
345,000	Manassas Park, VA Economic Devel. Authority	6.000	07/15/2035	386,579
900,000	New Port, VA CDA	5.600	09/01/2036	544,194
3,375,000	Peninsula, VA Town Center Community Devel. Authority Special Obligation	6.450	09/01/2037	3,570,683
755,000	Stafford County & Staunton, VA IDA (Virginia Municipal League/Mt. Rogers)	6.500	08/01/2028	803,071
2,745,000	Stafford County & Staunton, VA IDA (Virginia Municipal League/Mt. Rogers)	6.500	08/01/2038	2,877,309
675,000	Suffolk, VA IDA (Lake Prince Center)	5.300	09/01/2031	693,536

47	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Virginia Continued
$3,500,000	VA Celebrate South CDA Special Assessment[3]	6.250%		03/01/2037	$2,118,690
950,000	VA College Building Authority (Regent University)[2]	5.000		06/01/2026	990,090
6,000,000	VA College Building Authority (Regent University)[2]	5.000		06/01/2029	6,220,560
585,000	VA College Building Authority Educational Facilities (Regent University)[2]	5.000		06/01/2036	599,812
3,700,000	VA Small Business Financing Authority (Hampton Roads Proton)	9.000		07/01/2039	3,992,892
35,170,000	VA Tobacco Settlement Authority	5.670	[4]	06/01/2047	936,929
162,770,000	VA Tobacco Settlement Authority	5.770	[4]	06/01/2047	3,107,279

					32,919,510
Washington–2.8%
1,000,000	Bremerton, WA Hsg. Authority	5.300		06/01/2026	1,012,820
4,145,000	Bremerton, WA Hsg. Authority	5.500		06/01/2037	4,186,947
1,150,000	Grant County, WA Public Hospital District No. 3 (Columbia Basin Hospital)	5.250		12/01/2029	1,224,624
500,000	Grant County, WA Public Hospital District No. 3 (Columbia Basin Hospital)	5.500		12/01/2036	533,260
25,000	Pierce County, WA Hsg. Authority	5.800		12/01/2023	25,000
2,410,000	Seattle, WA Hsg. Authority (Gamelin House & Genesee)	5.700		11/01/2035	2,451,091
165,000	Skagit Valley, WA College	5.625		11/01/2017	165,396
140,000	Skagit Valley, WA College	5.750		11/01/2023	140,234
500,000	Vancouver, WA Downtown Redevel. Authority (Conference Center)	5.250		01/01/2028	445,115
1,800,000	Vancouver, WA Downtown Redevel. Authority (Conference Center)	5.250		01/01/2034	1,544,904
60,000	Vancouver, WA Hsg. Authority[2]	5.500		03/01/2028	60,122
4,000,000	Vancouver, WA Hsg. Authority (Springbrook Village Apartments)[2]	5.000		03/01/2025	4,331,120
33,785,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[1]	6.375		10/01/2036	41,403,407
15,000,000	WA Health Care Facilities Authority (Providence Health System-Washington)[1]	5.250		10/01/2033	16,586,700
10,000	WA HFC (Nickerson Area Properties)	5.250		01/01/2023	10,014
4,915,000	WA Tobacco Settlement Authority (TASC)[2]	6.500		06/01/2026	5,123,888

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STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Washington Continued
$25,000	WA Tobacco Settlement Authority (TASC)[2]	6.625%		06/01/2032	$26,063
60,000	White Salmon, WA Water & Sewer	6.000		07/01/2015	60,171

					79,330,876
West Virginia–0.2%
920,000	Brooke County, WV (Bethany College)[2]	6.500		10/01/2031	1,067,264
1,750,000	Brooke County, WV (Bethany College)[2]	6.750		10/01/2037	2,047,325
500,000	Wheeling, WV Tax Increment (Stone Building Renovation)	5.200		06/01/2025	470,970
1,500,000	Wheeling, WV Tax Increment (Stone Building Renovation)	5.500		06/01/2033	1,370,625

					4,956,184
Wisconsin–1.2%
1,750,000	Sokaogon, WI Chippewa Community (Gaming)[3]	7.000		01/01/2026	786,363
5,000,000	WI GO2	6.000		05/01/2036	6,139,500
1,230,000	WI H&EFA (Beloit College)2	6.125		06/01/2035	1,397,747
750,000	WI H&EFA (Beloit College)[2]	6.125		06/01/2039	849,458
5,000	WI H&EFA (Froedert & Community)	5.375		10/01/2030	5,009
1,500,000	WI H&EFA (Marshfield Clinic)[2]	5.000		02/15/2032	1,648,935
2,275,000	WI H&EFA (Richland Hospital)	5.375		06/01/2028	2,276,053
17,260,000	WI H&EFA (SSM Health Care Corp.)[2]	5.250		06/01/2034	19,372,106
200,000	WI Public Finance Authority (Las Ventanas Retirement Community)	0.181	[4]	10/01/2042	100,012
465,000	WI Public Finance Authority (Las Ventanas Retirement Community)	7.000		10/01/2042	445,372
200,000	WI Public Finance Authority (Las Ventanas Retirement Community)	36.060	[4]	10/01/2042	2
650,000	WI Public Finance Authority (Thomas Jefferson Classical Academy)[2]	7.125		07/01/2042	714,799
500,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)[2]	5.750		07/15/2032	514,945
350,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)[2]	6.000		07/15/2042	356,405

					34,606,706

	Total Municipal Bonds and Notes (Cost $3,166,967,870)				3,106,675,798

49	Oppenheimer AMT-Free Municipals

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STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Corporate Bonds and Notes–0.0%
$69,750	Delta Air Lines, Inc., Sr. Unsec. Nts.[10] (Cost $69,053)	8.000%	12/01/2015	$69,114

Total Investments, at Value (Cost $3,167,036,923)–109.0%				3,106,744,912
Liabilities in Excess of Other Assets–(9.0)				(256,672,954)

Net Assets–100.0%				$2,850,071,958

Footnotes to Statement of Investments

1.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.
2.	All or a portion of the security position has been segregated for collateral to cover borrowings.
3.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
4.	Zero coupon bond reflects effective yield on the date of purchase.
5.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
6.	This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.
7.	Subject to a forbearance agreement. Rate shown is the original contractual interest rate. See accompanying Notes.
8.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after October 31, 2012. See accompanying Notes.
9.	Represents the current interest rate for a variable or increasing rate security.
10.	Received as a result of a corporate action.

To simplify the listings of securities, abbreviations are used per the table below:

AHACHC	ARC/HDS Alamance County Housing Corp.
AUS	Allegheny United Hospital
CDA	Communities Devel. Authority
CECS	Carden Elementary Charter School
CFGH	Central Florida Group Homes
CHHC	Community Health & Home Care
COP	Certificates of Participation
DA	Dormitory Authority
DKH	Day Kimball Hospital
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
EF&CD	Environmental Facilities and Community Devel.
EICS	E-Institute Charter School
EMH	Elmhurst Memorial Hospital
EMHH	Elmhurst Memorial Home Health
EMHS	Elmhurst Memorial Health System
EPBH	Emma Pendelton Bradley Hospital
FHA	Federal Housing Agency/Authority
FRS	Family Rehabilitation Services (Hancock Manor)

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GO	General Obligation
GPM	Greenbriar Prime Management
H&EFA	Health and Educational Facilities Authority
H&EFB	Health and Educational Facilities Board
H&HEFA	Hospitals and Higher Education Facilities Authority
HDC	Housing Devel. Corp.
HE&HFA	Higher Education and Health Facilities Authority
HEFA	Higher Education Facilities Authority
HEFFA	Higher Educational Facilities Finance Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
HNE	Healthnet of New England
HUHS	Hahnemann University Hospital System
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
L.I.	Long Island
MCP	Medical College Of Pennsylvania
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
MTA	Metropolitan Transportation Authority
NYC	New York City
NYS	New York State
OHC	Oakwood Hospital Corp.
OLOLMC	Our Lady of Lake Medical Center
OLOLRMC	Our Lady of Lourdes Regional Medical Center
OPSU	Oklahoma Panhandle State University
OUH	Oakwood United Hospitals
RIBS	Residual Interest Bonds
RIH	Rhode Island Hospital
ROLs	Residual Option Longs
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
TASC	Tobacco Settlement Asset-Backed Bonds
TAT	The Academy of Tuscson
TC	Travis Corp. (People Care)
TMH	The Miriam Hospital
UC	United Care
VC	VinFen Corp.
VCS	VinFen Clinical Services
WPM	Westchester Prime Management
YMCA	Young Men’s Christian Assoc.

Notes to Statement of Investments

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market

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fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes

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the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the

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remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of October 31, 2012, the Fund’s maximum exposure under such agreements is estimated at $164,010,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At October 31, 2012, municipal bond holdings with a value of $528,274,484 shown on the Fund’s Statement of

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STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Investments are held by such Trusts and serve as the underlying municipal bonds for the related $298,140,000 in short-term floating rate securities issued and outstanding at that date.

At October 31, 2012, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$10,000,000	Birmingham, AL Commercial Devel. Authority (Civic Center Improvements) RIBS	10.090%	4/1/41	$12,692,600
5,000,000	CA Health Facilities Financing Authority ROLs[3]	17.573	7/1/39	8,136,400
7,500,000	CA Public Works	9.240	12/1/31	10,110,450
3,000,000	Chicago, IL Park District (Harbor Facilities) DRIVERS[3]	8.223	1/1/37	3,870,600
5,000,000	Chicago, IL Park District (Harbor Facilities) DRIVERS[3]	8.223	1/1/40	6,443,300
3,750,000	Clark County, NV Airport ROLs[3]	17.123	7/1/42	6,031,200
5,000,000	Clark County, NV Water Reclamation District DRIVERS	15.567	7/1/38	9,167,800
10,000,000	East Bay, CA Municipal Utility District (Water System) ROLs[3]	7.984	6/1/36	13,366,400
3,480,000	FL COP (Dept. of Management Services) DRIVERS	11.882	8/1/28	4,855,783
4,000,000	Greater Orlando, FL Aviation Authority ROLs[3]	14.779	10/1/32	5,828,000
4,000,000	Houston, TX Airport System ROLs[3]	16.701	7/1/39	6,589,760
5,000,000	IL Finance Authority (Northwestern Memorial Hospital) DRIVERS	18.173	8/15/39	8,545,200
3,750,000	IL Finance Authority ROLs	15.380	5/15/29	4,681,500
7,500,000	IL Metropolitan Pier & Exposition Authority ROLs[3]	8.846	6/15/50	9,357,750
3,650,000	MI Hospital Finance Authority ROLs[3]	18.850	12/1/23	6,555,400
11,000,000	NH H&EFA (LRG Healthcare) DRIVERS	8.568	10/1/34	13,890,800
5,250,000	NH H&EFA ROLs[3]	21.750	4/1/38	10,364,550
3,000,000	North Central Texas HFDC (Children’s Medical Center) DRIVERS	17.304	8/15/39	4,762,680
9,540,000	NY Triborough Bridge & Tunnel Authority ROLs[3]	7.874	11/15/37	12,613,216
4,920,000	NYC GO DRIVERS	15.990	4/1/36	8,083,757
10,000,000	NYC Municipal Water Finance Authority ROLs[3]	7.984	6/15/36	12,444,400
2,500,000	Orange County, FL School Board ROLs[3]	16.521	8/1/34	4,086,400
3,100,000	Pima County, AZ IDA (Metro Police Facility) DRIVERS	15.582	7/1/39	4,347,316
4,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. ROLs[3]	18.866	11/15/29	6,876,640
2,625,000	University of California (Regents Medical Center) DRIVERS	14.699	5/15/37	3,741,675
3,000,000	University of Illinois (Auxiliary Facilities Systems) DRIVERS	17.304	4/1/38	4,720,800
7,500,000	WA Austin Trust Various States Inverse Certificates	8.208	10/1/33	9,086,700
11,265,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[3]	14.809	10/1/36	18,883,407

				$230,134,484

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1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”
3.	Security is subject to a shortfall and forbearance agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $298,140,000 as of October 31, 2012.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of October 31, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$3,258,150

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Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of October 31, 2012 is as follows:

Cost	$123,761,265
Market Value	$54,944,380
Market Value as a % of Net Assets	1.93%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of October 31, 2012, securities with an aggregate market value of $265,667, representing 0.01% of the Fund’s net assets, were subject to these forbearance agreements. Interest payments of $46,801 are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which

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it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

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Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

59	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of October 31, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$38,835,711	$—	$38,835,711
Alaska	—	541,788	—	541,788
Arizona	—	91,168,655	—	91,168,655
Arkansas	—	1,732,087	—	1,732,087
California	—	510,576,325	—	510,576,325
Colorado	—	47,703,975	483,410	48,187,385
Connecticut	—	4,845,788	—	4,845,788
Delaware	—	6,305,031	—	6,305,031
District of Columbia	—	20,303,297	—	20,303,297
Florida	—	361,850,322	1,790,823	363,641,145
Georgia	—	39,694,595	—	39,694,595
Idaho	—	6,351,417	—	6,351,417
Illinois	—	348,148,187	—	348,148,187
Indiana	—	58,887,197	1,614,953	60,502,150
Iowa	—	18,466,084	—	18,466,084
Kansas	—	3,650,412	—	3,650,412
Kentucky	—	90,579	—	90,579
Louisiana	—	52,434,768	—	52,434,768
Maine	—	8,839,390	—	8,839,390
Maryland	—	11,912,152	—	11,912,152
Massachusetts	—	3,019,249	—	3,019,249
Michigan	—	89,079,120	—	89,079,120
Minnesota	—	15,265,635	—	15,265,635
Mississippi	—	5,540,278	—	5,540,278
Missouri	—	67,832,865	—	67,832,865
Montana	—	10,246,280	—	10,246,280
Nebraska	—	17,475,662	—	17,475,662
Nevada	—	56,939,729	—	56,939,729
New Hampshire	—	69,272,816	—	69,272,816
New Jersey	—	31,090,465	—	31,090,465
New Mexico	—	12,954,686	—	12,954,686
New York	—	205,132,945	—	205,132,945
North Carolina	—	21,128	—	21,128

60	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

North Dakota	$—	$40,123	$—	$40,123
Ohio	—	200,544,602	—	200,544,602
Oklahoma	—	27,766,165	—	27,766,165
Oregon	—	921,484	—	921,484
Pennsylvania	—	27,341,329	—	27,341,329
Rhode Island	—	23,746,938	—	23,746,938
South Carolina	—	25,011,136	—	25,011,136
South Dakota	—	139,047	—	139,047
Tennessee	—	43,951,076	—	43,951,076
Texas	—	212,939,053	—	212,939,053
U.S. Possessions	—	168,879,999	—	168,879,999
Utah	—	1,843,791	—	1,843,791
Vermont	—	1,639,975	—	1,639,975
Virginia	—	32,919,510	—	32,919,510
Washington	—	79,330,876	—	79,330,876
West Virginia	—	4,956,184	—	4,956,184
Wisconsin	—	34,606,706	—	34,606,706
Corporate Bonds and Notes	—	69,114	—	69,114

Total Assets	$—	$3,102,855,726	$3,889,186	$3,106,744,912

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 1, Level 2 and Level3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 2**	Transfers into Level 3**	Transfers out of Level 3 *
Assets Table
Investments, at Value:
Muncipal Bonds and Notes
Colorado	$—	$(483,300)	$483,300	$—
Florida	6,131,923	(1,791,014)	1,791,014	(6,131,923)
Indiana	—	(1,614,478)	1,614,478	—

Total Assets	$6,131,923	$(3,888,792)	$3,888,792	$(6,131,923)

*	Transferred from Level 3 to Level 2 due to the availability of market data for this security.
**	Transferred from Level 2 to Level 3 because of the lack of observable market data.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

61	Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$2,871,955,052 [1]

Gross unrealized appreciation	$254,211,408
Gross unrealized depreciation	(316,381,542)

Net unrealized depreciation	$(62,170,134)

1.	The Federal tax cost of securities does not include cost of $296,959,994, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

62	Oppenheimer AMT-Free Municipals

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT-Free Municipals

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 12/11/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 12/11/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 12/11/2012